UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 58.0%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	26,074	$30,779,574

Total Albania			$30,779,574

Argentina — 2.0%
Republic of Argentina, 7.00%, 10/3/15	USD	48,755	$48,022,371
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	21,137,925
Republic of Argentina, 8.75%, 5/7/24(2)	USD	23,301	22,854,879

Total Argentina			$92,015,175

Bangladesh — 1.2%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	234,600	$3,031,893
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	362,000	4,704,379
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	483,800	6,430,152
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	5,921,844
Bangladesh Treasury Bond, 10.90%, 7/3/15	BDT	403,900	5,279,251
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,375,949
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	3,966,159
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,928,895
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,865,456
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,263,329
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	600,200	8,342,467
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	369,600	5,128,873
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,117,141
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	108,400	1,504,638
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,064,580

Total Bangladesh			$56,925,006

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	21,990	$18,306,675
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,975	2,476,687

Total Barbados			$20,783,362

Belarus — 0.4%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	17,529	$16,636,423
Republic of Belarus, 8.95%, 1/26/18(1)	USD	5,005	4,079,075

Total Belarus			$20,715,498

Bermuda — 0.7%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	15,798	$16,469,415
Government of Bermuda, 5.603%, 7/20/20(4)	USD	13,732	15,203,246

Total Bermuda			$31,672,661

Bolivia — 0.0%(5)
Bolivian Government International Bond, 4.875%, 10/29/22(1)	USD	200	$202,000

Total Bolivia			$202,000

Colombia — 0.2%
Republic of Colombia, 5.00%, 6/15/45	USD	10,210	$10,909,385

Total Colombia			$10,909,385

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,585,046	$2,363,161
Titulo Propiedad UD, 1.63%, 7/13/16(6)	CRC	176,702	324,369

Total Costa Rica			$2,687,530

Security	Principal Amount (000’s omitted)		Value
Croatia — 2.3%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	36,825	$39,057,332
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	66,409,932

Total Croatia			$105,467,264

Cyprus — 0.8%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	34,752	$39,191,209

Total Cyprus			$39,191,209

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,573,745
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	170,000	4,041,000
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	110,600	2,773,641
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	342,000	8,691,687
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	757,346
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	103,000	2,925,356
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	677,800	20,737,967
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	416,106

Total Dominican Republic			$44,916,848

Ecuador — 2.8%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	88,212	$78,508,680
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	36,244	32,257,160
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	19,310	19,145,865

Total Ecuador			$129,911,705

Fiji — 1.4%
Republic of Fiji, 9.00%, 3/15/16	USD	62,365	$64,739,366

Total Fiji			$64,739,366

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$19,666,774

Total Germany			$19,666,774

Greece — 0.2%
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/23(1)(7)	EUR	830	$546,608
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/24(1)(7)	EUR	830	539,380
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/25(1)(7)	EUR	830	529,992
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/26(1)(7)	EUR	830	492,788
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/27(1)(7)	EUR	830	479,280
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/28(1)(7)	EUR	830	467,661
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/29(1)(7)	EUR	830	464,935
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/30(1)(7)	EUR	830	468,366
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/31(1)(7)	EUR	830	460,389
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/32(1)(7)	EUR	830	463,355
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/33(1)(7)	EUR	830	463,434
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/34(1)(7)	EUR	830	460,825
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/35(1)(7)	EUR	830	460,325
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/36(1)(7)	EUR	830	464,541
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/37(1)(7)	EUR	830	468,888
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/38(1)(7)	EUR	830	465,003
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/39(1)(7)	EUR	830	464,522
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/40(1)(7)	EUR	830	463,863
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/41(1)(7)	EUR	830	460,825
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/42(1)(7)	EUR	830	465,768

Total Greece			$9,550,748

Hungary — 1.5%
Hungary Government Bond, 3.50%, 6/24/20	HUF	13,088,510	$50,315,373
Hungary Government International Bond, 4.75%, 2/3/15	USD	19,000	19,000,000

Total Hungary			$69,315,373

Security	Principal Amount (000’s omitted)		Value
Iceland — 1.2%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,359,200	$7,868,328
Republic of Iceland, 6.50%, 1/24/31	ISK	113,120	643,037
Republic of Iceland, 7.25%, 10/26/22	ISK	2,374,866	14,558,635
Republic of Iceland, 8.00%, 6/12/25	ISK	1,068,680	6,894,117
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	23,222,785

Total Iceland			$53,186,902

India — 0.9%
India Government Bond, 7.16%, 5/20/23	INR	1,565,620	$24,476,681
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	17,847,195

Total India			$42,323,876

Indonesia — 2.1%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	451,647,000	$38,804,384
Indonesia Government Bond, 8.375%, 3/15/34	IDR	134,692,000	11,679,421
Indonesia Government Bond, 8.75%, 2/15/44	IDR	44,180,000	3,899,736
Indonesia Government Bond, 9.00%, 3/15/29	IDR	466,909,000	42,732,853

Total Indonesia			$97,116,394

Iraq — 0.9%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	52,415	$42,383,398

Total Iraq			$42,383,398

Jordan — 0.4%
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	$2,823,144
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	2,966,703
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	2,974,246
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	11,414	11,491,615

Total Jordan			$20,255,708

Kenya — 0.2%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$5,697,120
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	2,134,682

Total Kenya			$7,831,802

Lebanon — 3.1%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	9,782	$9,837,757
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	4,880,625
Lebanese Republic, 8.50%, 1/19/16(1)	USD	68,604	71,743,319
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	7,981,450	5,301,339
Lebanon Treasury Note, 6.50%, 4/30/15	LBP	9,601,050	6,387,390
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	44,513,280	29,636,571
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	5,760,930	3,838,498
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	9,976,440	6,657,258
Lebanon Treasury Note, 7.08%, 3/26/15	LBP	4,735,970	3,146,900

Total Lebanon			$141,429,657

Macedonia — 1.4%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	55,460	$63,469,654

Total Macedonia			$63,469,654

Malaysia — 1.0%
Malaysia Government Bond, 3.492%, 3/31/20	MYR	17,820	$4,858,308
Malaysia Government Bond, 3.654%, 10/31/19	MYR	82,801	22,815,624
Malaysia Government Bond, 4.048%, 9/30/21	MYR	11,875	3,332,014
Malaysia Government Investment Issue, 3.716%, 3/23/21	MYR	64,133	17,358,265

Total Malaysia			$48,364,211

Mozambique — 0.2%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	9,219	$8,596,717

Total Mozambique			$8,596,717

Security	Principal Amount (000’s omitted)		Value
New Zealand — 2.6%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	55,057	$40,118,850
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	45,685	38,113,050
New Zealand Government Bond, 5.00%, 3/15/19(1)	NZD	33,390	26,034,646
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	13,660,251

Total New Zealand			$117,926,797

Nigeria — 0.1%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	5,766	$5,599,536

Total Nigeria			$5,599,536

Pakistan — 1.3%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,597,675
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,318,920
Islamic Republic of Pakistan, 7.25%, 4/15/19(1)	USD	13,134	13,445,932
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	15,860	16,236,675
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	6,866	7,142,013
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	11,871,803

Total Pakistan			$60,613,018

Paraguay — 0.7%
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	$6,705,140
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	21,065	23,329,487

Total Paraguay			$30,034,627

Philippines — 1.4%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,198,360
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,665,927
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	43,650,039
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,196,087

Total Philippines			$65,710,413

Romania — 2.0%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	10,091	$13,391,252
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	35,186,743
Romania Government Bond, 5.95%, 6/11/21	RON	141,330	43,619,832

Total Romania			$92,197,827

Russia — 1.2%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	56,400	$56,385,900

Total Russia			$56,385,900

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)(2)	USD	15,679	$15,835,790

Total Rwanda			$15,835,790

Serbia — 3.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	10,122	$10,529,410
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	6,114	6,942,924
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,970,174
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	1,797,916
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	9,173,046
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	13,089,919
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	15,705,808
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	26,670,417
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	362,390
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,018,023
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	4,597,753
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,301,316
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	23,234,836
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,168,059

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	$18,263,049
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	12,877,585

Total Serbia			$178,702,625

Slovenia — 4.4%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	9,953	$10,592,480
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,977	49,921,516
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	10,680	15,471,684
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	28,074	42,953,769
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	19,200,488
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	66,063,888

Total Slovenia			$204,203,825

Sri Lanka — 1.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	34,850	$36,679,625
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,737,850
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	13,977,471
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	133,690	1,013,808
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	358,310	2,897,124
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	179,160	1,619,457
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,415,535

Total Sri Lanka			$75,340,870

Tanzania — 1.1%
United Republic of Tanzania, 6.329%, 3/9/20(1)(8)	USD	49,465	$50,454,300

Total Tanzania			$50,454,300

Thailand — 1.0%
Kingdom of Thailand, 1.25%, 3/12/28(1)(6)	THB	1,779,648	$47,106,491

Total Thailand			$47,106,491

Turkey — 5.0%
Turkey Government Bond, 2.00%, 10/26/22(6)	TRY	16,474	$6,808,288
Turkey Government Bond, 3.00%, 1/6/21(6)	TRY	19,582	8,541,021
Turkey Government Bond, 3.00%, 7/21/21(6)	TRY	30,527	13,377,507
Turkey Government Bond, 4.00%, 4/1/20(6)	TRY	213,334	96,799,772
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	49,644,075
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	44,900,000
Turkey Government Bond, 10.70%, 2/24/16	TRY	30,254	12,868,304

Total Turkey			$232,938,967

Uganda — 0.5%
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$871,033
Uganda Government Bond, 13.375%, 2/25/16	UGX	9,767,800	3,409,987
Uganda Government Bond, 14.00%, 3/24/16	UGX	11,686,200	4,092,382
Uganda Government Bond, 14.125%, 12/1/16	UGX	29,992,700	10,282,982
Uganda Government Bond, 14.625%, 11/1/18	UGX	9,619,700	3,228,681

Total Uganda			$21,885,065

Uruguay — 1.1%
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	19,280	$775,076
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	65,580	2,494,086
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,504,227
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	114,867	4,227,589
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	325,803
Monetary Regulation Bill, 0.00%, 3/3/16(6)	UYU	303,220	11,887,295
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	126,523	4,433,495
Monetary Regulation Bill, 0.00%, 4/21/16(6)	UYU	382,590	14,908,512
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	40,135	1,362,034
Monetary Regulation Bill, 0.00%, 7/28/16(6)	UYU	23,618	908,910

Security	Principal Amount (000’s omitted)		Value
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(6)	UYU	39,559	$1,537,731
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(6)	UYU	5,202	202,462
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,389,895

Total Uruguay			$48,957,115

Venezuela — 1.4%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(2)	USD	108,526	$62,402,450
Bolivarian Republic of Venezuela, 7.00%, 3/16/15	EUR	1,641	1,789,428

Total Venezuela			$64,191,878

Zambia — 0.9%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	34,224	$36,177,335
Zambia Government Bond, 11.00%, 9/2/19	ZMW	44,500	4,963,666

Total Zambia			$41,141,001

Total Foreign Government Bonds (identified cost $2,839,355,988)			$2,683,633,842

Foreign Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)(2)	USD	22,216	$22,549,240

Total Georgia			$22,549,240

India — 1.4%
Export-Import Bank of India, 8.87%, 10/30/29	INR	545,000	$9,286,325
Food Corp. of India, 9.95%, 3/7/22	INR	500,000	9,032,922
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	555,000	9,411,347
National Hydroelectric PC, Ltd., 8.78%, 2/11/28	INR	50,000	858,453
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	600,156
National Hydroelectric PC, Ltd., 8.85%, 2/11/27	INR	50,000	851,494
NTPC, Ltd., 9.17%, 9/22/24	INR	525,000	9,057,855
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	550,000	9,225,563
Power Grid Corp. of India, Ltd., 8.93%, 10/20/21	INR	100,000	1,668,796
Power Grid Corp. of India, Ltd., 8.93%, 10/20/22	INR	100,000	1,670,838
Power Grid Corp. of India, Ltd., 8.93%, 10/20/23	INR	100,000	1,683,292
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,435,851
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	550,000	9,150,661

Total India			$63,933,553

Russia — 0.2%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	11,535	$11,325,928

Total Russia			$11,325,928

Total Foreign Corporate Bonds (identified cost $97,149,448)			$97,808,721

Senior Floating-Rate Interests — 0.4%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Banks and Thrifts — 0.4%
Akbank T.A.S., Term Loan, 0.636%, 9/25/15	EUR	6,000	$6,739,067

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Turkiye Is Bankasi A.S., Term Loan, 0.732%, 5/8/15	USD	7,000	$6,977,691
Turkiye Vakiflar Bankasi, Term Loan, 0.58%, 9/22/15	EUR	5,000	5,608,810

Total Banks and Thrifts			$19,325,568

Total Senior Floating-Rate Interests (identified cost $20,670,986)			$19,325,568

Sovereign Loans — 0.3%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.06%, Maturing August 1, 2021(10)(11)(12)(13)		$15,600	$15,021,272

Total Ethiopia			$15,021,272

Total Sovereign Loans (identified cost $14,115,490)			$15,021,272

Debt Obligations - United States — 15.6%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$618,712

Total Corporate Bonds & Notes (identified cost $517,589)			$618,712

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$159,095	$183,779
Series 1548, Class Z, 7.00%, 7/15/23		158,768	180,789
Series 1650, Class K, 6.50%, 1/15/24		952,918	1,080,004
Series 1817, Class Z, 6.50%, 2/15/26		130,888	150,217
Series 1927, Class ZA, 6.50%, 1/15/27		509,363	585,066
Series 2127, Class PG, 6.25%, 2/15/29		699,342	775,210
Series 2344, Class ZD, 6.50%, 8/15/31		940,500	1,108,059
Series 2458, Class ZB, 7.00%, 6/15/32		1,705,063	2,013,343

			$6,076,467

Federal National Mortgage Association:
Series 1992-180, Class F, 1.318%, 10/25/22(8)		$589,564	$599,997
Series 1993-16, Class Z, 7.50%, 2/25/23		569,445	646,431
Series 1993-79, Class PL, 7.00%, 6/25/23		379,977	432,254
Series 1993-104, Class ZB, 6.50%, 7/25/23		132,253	146,503
Series 1993-121, Class Z, 7.00%, 7/25/23		2,168,152	2,447,912
Series 1993-141, Class Z, 7.00%, 8/25/23		438,529	499,715
Series 1994-42, Class ZQ, 7.00%, 4/25/24		2,704,918	3,042,794
Series 1994-79, Class Z, 7.00%, 4/25/24		546,193	616,222
Series 1994-89, Class ZQ, 8.00%, 7/25/24		409,874	475,318
Series 1996-35, Class Z, 7.00%, 7/25/26		132,211	153,644
Series 1998-16, Class H, 7.00%, 4/18/28		431,859	494,521
Series 1998-44, Class ZA, 6.50%, 7/20/28		719,978	838,617

Security	Principal Amount	Value
Series 1999-25, Class Z, 6.00%, 6/25/29	$837,529	$957,976
Series 2000-2, Class ZE, 7.50%, 2/25/30	178,923	213,226
Series 2000-49, Class A, 8.00%, 3/18/27	539,713	633,754
Series 2001-31, Class ZA, 6.00%, 7/25/31	5,739,908	6,580,969
Series 2001-37, Class GA, 8.00%, 7/25/16	13,339	13,777
Series 2001-74, Class QE, 6.00%, 12/25/31	1,731,389	1,955,131
Series 2009-48, Class WA, 5.829%, 7/25/39(14)	6,979,989	7,871,842
Series 2011-38, Class SA, 12.995%, 5/25/41(15)	8,565,030	10,043,203
Series G48, Class Z, 7.10%, 12/25/21	491,050	547,082
Series G92-60, Class Z, 7.00%, 10/25/22	1,006,928	1,106,616
Series G93-1, Class K, 6.675%, 1/25/23	768,063	855,226
Series G93-31, Class PN, 7.00%, 9/25/23	2,309,300	2,636,516
Series G93-41, Class ZQ, 7.00%, 12/25/23	4,648,205	5,310,696
Series G94-7, Class PJ, 7.50%, 5/17/24	766,213	892,280

		$50,012,222

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$175,791	$194,513

		$194,513

Total Collateralized Mortgage Obligations (identified cost $51,616,943)		$56,283,202

Mortgage Pass-Throughs — 13.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.457%, with maturity at 2036(16)	$4,804,473	$5,153,518
2.882%, with maturity at 2035(16)	3,852,407	4,109,761
3.023%, with maturity at 2023(16)	151,453	158,500
3.094%, with maturity at 2029(16)	605,820	614,412
4.374%, with maturity at 2030(16)	880,406	960,045
4.50%, with maturity at 2035	746,956	809,746
6.00%, with various maturities to 2035	27,336,971	31,604,101
6.50%, with various maturities to 2033	29,900,157	34,900,711
6.60%, with maturity at 2030	1,726,125	2,050,634
7.00%, with various maturities to 2036	30,085,448	35,272,832
7.31%, with maturity at 2026	121,764	142,847
7.50%, with various maturities to 2035	17,846,548	21,053,980
7.95%, with maturity at 2022	265,621	302,414
8.00%, with various maturities to 2034	7,052,433	8,451,493
8.15%, with maturity at 2021	89,326	99,812
8.30%, with maturity at 2021	16,303	18,177
8.47%, with maturity at 2018	45,263	48,868
8.50%, with various maturities to 2028	568,695	671,219
9.00%, with various maturities to 2027	962,481	1,101,388
9.50%, with maturity at 2027	130,715	151,521
9.75%, with maturity at 2016	225	236
10.00%, with various maturities to 2020	288,519	320,359
10.50%, with maturity at 2021	158,379	174,605
11.00%, with maturity at 2016	58,577	61,267

		$148,232,446

Federal National Mortgage Association:
1.913%, with various maturities to 2035(16)	$3,761,189	$3,896,373
1.917%, with various maturities to 2033(16)	14,407,623	14,927,044
1.919%, with maturity at 2038(16)	1,014,255	1,054,184
1.92%, with maturity at 2027(16)	277,675	286,194
1.921%, with various maturities to 2035(16)	15,870,609	16,480,909
2.002%, with maturity at 2035(16)	3,821,467	3,956,003

Security	Principal Amount	Value
2.063%, with maturity at 2025(16)	$935,214	$968,976
2.263%, with maturity at 2024(16)	525,567	546,810
2.275%, with maturity at 2028(16)	210,603	222,560
2.785%, with maturity at 2023(16)	88,569	91,335
3.64%, with maturity at 2034(16)	2,438,262	2,658,818
3.723%, with maturity at 2035(16)	7,689,406	8,384,960
3.869%, with maturity at 2035(16)	6,405,398	6,984,805
5.50%, with maturity at 2020	581,662	619,651
6.00%, with various maturities to 2038	121,772,697	141,605,377
6.32%, with maturity at 2032(16)	2,385,484	2,667,498
6.50%, with various maturities to 2038	34,204,438	39,655,352
7.00%, with various maturities to 2037	73,688,047	86,867,427
7.226%, with maturity at 2025(16)	64,256	68,925
7.50%, with various maturities to 2037	53,000,054	63,532,755
8.00%, with various maturities to 2034	4,229,761	4,987,102
8.50%, with various maturities to 2037	6,956,314	8,590,041
9.00%, with various maturities to 2032	1,787,387	2,084,790
9.061%, with maturity at 2028	153,030	165,411
9.50%, with various maturities to 2031	1,587,880	1,872,155
9.964%, with maturity at 2027	167,923	188,867
10.50%, with maturity at 2029	182,353	215,935
11.50%, with maturity at 2031	243,098	301,214

		$413,881,471

Government National Mortgage Association:
2.00%, with maturity at 2024(16)	$411,208	$425,322
6.00%, with maturity at 2032	10,579,717	12,318,877
6.50%, with various maturities to 2032	14,070,315	16,515,233
7.00%, with various maturities to 2034	17,053,841	20,060,802
7.50%, with various maturities to 2031	4,521,332	5,270,134
7.75%, with maturity at 2019	22,986	25,711
8.00%, with various maturities to 2034	9,979,091	11,781,735
8.30%, with various maturities to 2020	27,585	29,751
8.50%, with various maturities to 2021	347,721	371,572
9.00%, with various maturities to 2025	209,026	241,622
9.50%, with various maturities to 2026	843,140	1,014,100

		$68,054,859

Total Mortgage Pass-Throughs (identified cost $599,409,774)		$630,168,776

U.S. Treasury Obligations — 0.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,071,288
U.S. Treasury Bond, 11.25%, 2/15/15(17)	30,000,000	30,119,520

Total U.S. Treasury Obligations (identified cost $31,789,070)		$32,190,808

Total Debt Obligations - United States (identified cost $683,333,376)		$719,261,498

Common Stocks — 1.2%

Security	Shares	Value
Germany — 0.2%
Deutsche Wohnen AG	385,138	$10,004,491

Total Germany		$10,004,491

Security	Shares	Value
Luxembourg — 0.2%
GAGFAH SA(18)	409,043	$9,114,948

Total Luxembourg		$9,114,948

Singapore — 0.2%
Yoma Strategic Holdings, Ltd.(18)	27,666,000	$11,026,582

Total Singapore		$11,026,582

Sri Lanka — 0.2%
Commercial Bank of Ceylon PLC	921,300	$1,172,201
Dialog Axiata PLC	12,460,500	1,130,381
Hatton National Bank PLC	799,700	1,240,743
John Keells Holdings PLC	3,040,000	4,912,173

Total Sri Lanka		$8,455,498

United Kingdom — 0.1%
Genel Energy PLC(18)	356,000	$3,327,051

Total United Kingdom		$3,327,051

Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	485,500	$812,136
Bank for Investment & Development of Vietnam	252,700	207,579
Bao Viet Holdings	122,300	197,664
Danang Rubber JSC	48,000	136,306
HAGL JSC(18)	770,400	779,398
Hoa Phat Group JSC	118,400	265,060
Hoa Sen Group	41,400	83,768
Kinh Bac City Development Share Holding Corp.(18)	311,200	228,847
Kinh Do Corp.	280,600	611,730
Masan Group Corp.(18)	593,000	2,336,441
Ocean Group JSC(18)	172,900	49,553
PetroVietnam Drilling and Well Services JSC	150,100	404,188
PetroVietnam Fertilizer & Chemical JSC	256,200	371,179
PetroVietnam Gas JSC	126,800	457,481
PetroVietnam Technical Services JSC	446,600	563,135
Pha Lai Thermal Power JSC	219,100	262,812
Saigon - Hanoi Commercial Joint Stock Bank	597,700	252,263
Saigon Securities, Inc.	381,500	470,049
Saigon Thuong Tin Commercial JSB(18)	859,100	765,229
Tan Tao Investment & Industry Corp.(18)	801,800	284,949
Vietnam Construction and Import-Export JSC	248,100	145,089
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	125,597
Vingroup JSC	918,400	2,065,295

Total Vietnam		$11,875,748

Total Common Stocks (identified cost $51,860,899)		$53,804,318

Investment Funds — 0.3%

Security	Shares	Value
Fondul Proprietatea SA	58,345,647	$12,393,040

Total Investment Funds (identified cost $14,525,368)		$12,393,040

Precious Metals — 0.7%

Description	Troy Ounces	Value
Platinum(18)	24,986	$31,002,132

Total Precious Metals (identified cost $43,799,986)		$31,002,132

Rights — 0.0%(5)

Security	Shares	Value
Yoma Strategic Holdings, Ltd., Exp. 2/2/15(18)	9,222,000	$1,138,434

Total Rights (identified cost $0)		$1,138,434

Currency Put Options Purchased — 2.5%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	66,496	USD	0.81	4/29/15	$2,867,485
Australian Dollar	Citibank, N.A.	AUD	63,624	USD	0.85	4/29/15	4,764,716
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	51,319	USD	0.81	4/29/15	2,213,017
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	48,977	USD	0.85	4/29/15	3,667,803
British Pound Sterling	Goldman Sachs International	GBP	35,940	USD	1.63	3/17/15	4,475,800
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	21,728	USD	1.63	3/17/15	2,705,894
Canadian Dollar	Citibank, N.A.	CAD	28,028	CAD	1.13	3/30/15	2,767,331
Canadian Dollar	Goldman Sachs International	CAD	28,435	CAD	1.13	3/30/15	2,807,516
Canadian Dollar	HSBC Bank USA, N.A.	CAD	42,487	CAD	1.11	3/30/15	4,871,077
Canadian Dollar	Standard Chartered Bank	CAD	12,450	CAD	1.11	3/30/15	1,427,376
Euro	Citibank, N.A.	EUR	34,553	USD	1.38	4/29/15	8,690,709
Euro	Citibank, N.A.	EUR	78,757	USD	1.15	7/30/15	3,473,178
Euro	Citibank, N.A.	EUR	76,033	USD	1.21	7/30/15	6,524,732
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	8,442,698
Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	10,529,509
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	4,746,016
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	7,960,392
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	10,113,229
Japanese Yen	Citibank, N.A.	JPY	3,596,880	JPY	105.00	6/22/15	3,673,614
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	7,347,012
Japanese Yen	Goldman Sachs International	JPY	3,530,625	JPY	105.00	6/22/15	3,605,945
Japanese Yen	Goldman Sachs International	JPY	5,151,960	JPY	110.00	6/22/15	3,255,196
Yuan Renminbi Offshore	Bank of America, N.A.	CNH	329,351	CNH	6.30	5/14/15	755,626
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	491,377	CNH	6.20	3/5/15	1,458,122
Yuan Renminbi Offshore	Goldman Sachs International	CNH	300,649	CNH	6.30	5/14/15	689,774
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	485,411	CNH	6.20	3/5/15	1,440,418
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	318,212	CNH	6.20	3/6/15	951,300

Total Currency Put Options Purchased (identified cost $35,718,421)							$116,225,485

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	326	JPY	16,000.00	5/13/16	$6,418,594

Total Call Options Purchased (identified cost $2,827,981)						$6,418,594

Put Options Purchased — 0.0%(5)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG	364	HKD	9,800.00	3/30/15	$35,215
KOSPI 200 Index	Citibank, N.A.	595	KRW	240.00	3/12/15	331,916

Total Put Options Purchased (identified cost $1,574,486)						$367,131

Short-Term Investments — 16.0%

Foreign Government Securities — 9.8%

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.9%
Kenya Treasury Bill, 0.00%, 4/13/15	KES	801,000	$8,603,181
Kenya Treasury Bill, 0.00%, 4/20/15	KES	1,441,900	15,461,926
Kenya Treasury Bill, 0.00%, 4/27/15	KES	1,594,600	17,071,953

Total Kenya			$41,137,060

Lebanon — 3.3%
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	12,320,160	$8,154,405
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	24,804,725	16,390,275
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	11,462,600	7,567,849
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	7,096,900	4,662,044
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	7,550,000	4,955,529
Lebanon Treasury Bill, 0.00%, 4/23/15	LBP	7,136,500	4,680,188
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	12,359,330	8,098,557
Lebanon Treasury Bill, 0.00%, 5/7/15	LBP	1,770,900	1,159,396
Lebanon Treasury Bill, 0.00%, 5/21/15	LBP	9,996,200	6,533,071
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	6,086,700	3,967,513
Lebanon Treasury Bill, 0.00%, 6/18/15	LBP	25,948,400	16,899,019
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	12,624,700	8,207,212
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	19,285,800	12,526,258
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	5,026,200	3,258,640
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	13,566,400	8,697,814
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	48,796,800	30,888,878
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	12,741,920	8,049,385

Total Lebanon			$154,696,033

Philippines — 1.9%
Philippine Treasury Bill, 0.00%, 2/4/15	PHP	582,060	$13,199,051
Philippine Treasury Bill, 0.00%, 3/4/15	PHP	1,567,000	35,470,660
Philippine Treasury Bill, 0.00%, 4/8/15	PHP	1,800,000	40,660,944

Total Philippines			$89,330,655

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	1,051,290	$9,553,745
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	2,805	3,162,903

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bill, 0.00%, 11/26/15	EUR	23,881	$26,488,967

Total Serbia			$39,205,615

Sri Lanka — 2.3%
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	2,321,580	$17,511,634
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,284,190	9,676,076
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	3,414,430	25,698,760
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	255,810	1,923,231
Sri Lanka Treasury Bill, 0.00%, 3/20/15	LKR	1,666,990	12,518,848
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	396,470	2,967,425
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	240,650	1,797,086
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	176,180	1,302,417
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	36,300	261,701
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	619,690	4,457,101
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	251,740	1,808,497
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	703,950	5,051,197
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	581,250	4,165,954
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	1,987,870	14,232,018
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	402,990	2,875,838

Total Sri Lanka			$106,247,783

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	4,866,500	$1,702,923
Uganda Treasury Bill, 0.00%, 5/14/15	UGX	7,387,700	2,502,226
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	3,775,500	1,271,924
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	6,392,200	2,141,545
Uganda Treasury Bill, 0.00%, 6/24/15	UGX	3,835,700	1,278,239
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,945,000	629,584
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,803,300	580,414

Total Uganda			$10,106,855

Uruguay — 0.0%(5)
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	30,490	$1,242,444
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	23,773	905,376

Total Uruguay			$2,147,820

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,590	$1,247,079
Zambia Treasury Bill, 0.00%, 8/10/15	ZMW	74,100	10,463,768

Total Zambia			$11,710,847

Total Foreign Government Securities (identified cost $462,507,535)			$454,582,668

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/5/15		$19,650	$19,650,020
U.S. Treasury Bill, 0.00%, 4/2/15(17)		6,000	5,999,952

Total U.S. Treasury Obligations (identified cost $25,649,705)			$25,649,972

Repurchase Agreements — 0.4%

Description	Principal Amount (000’s omitted)		Value
Nomura International PLC:
Dated 1/6/15 with a maturity date of 2/13/15, an interest rate of 0.19% payable by the Portfolio and repurchase proceeds of EUR 17,874,335, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,233,058.	EUR	17,878	$20,201,724

Total Repurchase Agreements (identified cost $21,271,708)			$20,201,724

Other — 5.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(19)		$239,636	$239,636,030

Total Other (identified cost $239,636,030)			$239,636,030

Total Short-Term Investments (identified cost $749,064,978)			$740,070,394

Total Investments — 97.2% (identified cost $4,553,997,407)			$4,496,470,429

Less Unfunded Loan Commitments — (0.1)%			$(4,046,839)

Net Investments — 97.1% (identified cost $4,549,950,568)			$4,492,423,590

Currency Put Options Written — (2.0)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	63,624	USD	0.85	4/29/15	$(4,764,716)
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	48,977	USD	0.85	4/29/15	(3,667,803)
British Pound Sterling	Goldman Sachs International	GBP	35,940	USD	1.63	3/17/15	(4,475,800)
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	21,728	USD	1.63	3/17/15	(2,705,894)
Canadian Dollar	Deutsche Bank AG	CAD	56,463	CAD	1.13	3/30/15	(5,574,847)
Canadian Dollar	Goldman Sachs International	CAD	54,937	CAD	1.11	3/30/15	(6,298,453)
Euro	Citibank, N.A.	EUR	34,553	USD	1.38	4/29/15	(8,690,709)
Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	(10,529,509)
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	(8,442,698)
Euro	Citibank, N.A.	EUR	76,033	USD	1.21	7/30/15	(6,524,732)
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(7,960,392)
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	(7,347,012)
Japanese Yen	Goldman Sachs International	JPY	5,151,960	JPY	110.00	6/22/15	(3,255,196)
Japanese Yen	Goldman Sachs International	JPY	7,127,505	JPY	105.00	6/22/15	(7,279,559)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	491,377	CNH	6.20	3/5/15	(1,458,122)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	630,000	CNH	6.30	5/14/15	(1,445,398)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	485,411	CNH	6.20	3/5/15	(1,440,418)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	318,212	CNH	6.20	3/6/15	(951,300)

Total Currency Put Options Written (premiums received $42,229,480)							$(92,812,558)

Call Options Written — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	229	JPY	16,000.00	5/13/16	$(4,508,767)

Total Call Options Written (premiums received $4,543,005)						$(4,508,767)

Put Options Written — (0.0)%(5)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG	364	HKD	9,800.00	3/30/15	$(35,215)
KOSPI 200 Index	Citibank, N.A.	298	KRW	240.00	3/12/15	(166,237)
KOSPI 200 Index	Deutsche Bank AG	297	KRW	240.00	3/12/15	(165,679)

Total Put Options Written (premiums received $2,545,528)						$(367,131)

Other Assets, Less Liabilities — 5.0%						$229,978,495

Net Assets — 100.0%						$4,624,713,629

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $1,096,075,042 or 23.7% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $363,537,152 or 7.9% of the Portfolio’s net assets.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(11)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at January 31, 2015.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(16)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(18)	Non-income producing.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $42,571.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,835,732)

Total Spain			$(19,835,732)

Total Foreign Government Bonds (proceeds $20,205,508)			$(19,835,732)

Total Securities Sold Short (proceeds $20,205,508)			$(19,835,732)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $56,954,831 or 1.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/15	United States Dollar 16,293,195	Serbian Dinar 1,786,060,000	Citibank, N.A.	$71,658	$—	$71,658
2/4/15	Euro 54,553,229	United States Dollar 69,237,594	Goldman Sachs International	7,591,917	—	7,591,917
2/4/15	New Zealand Dollar 22,358,000	United States Dollar 17,267,575	BNP Paribas	1,002,630	—	1,002,630
2/4/15	New Zealand Dollar 3,359,000	United States Dollar 2,549,347	BNP Paribas	105,749	—	105,749
2/4/15	New Zealand Dollar 10,714,000	United States Dollar 8,288,779	Citibank, N.A.	494,583	—	494,583
2/4/15	New Zealand Dollar 13,061,000	United States Dollar 10,177,941	JPMorgan Chase Bank, N.A.	676,355	—	676,355
2/4/15	New Zealand Dollar 17,892,000	United States Dollar 13,936,211	Morgan Stanley & Co. International PLC	920,181	—	920,181
2/4/15	New Zealand Dollar 17,819,000	United States Dollar 13,740,409	Standard Chartered Bank	777,485	—	777,485
2/5/15	Kazakhstani Tenge 459,915,000	United States Dollar 2,454,844	Deutsche Bank AG	—	(27,618)	(27,618)
2/5/15	Russian Ruble 509,972,000	United States Dollar 11,732,484	BNP Paribas	4,344,598	—	4,344,598
2/5/15	Russian Ruble 499,848,000	United States Dollar 11,511,930	JPMorgan Chase Bank, N.A.	4,270,709	—	4,270,709
2/5/15	United States Dollar 2,770,572	Kazakhstani Tenge 459,915,000	Deutsche Bank AG	—	(288,111)	(288,111)
2/5/15	United States Dollar 14,822,840	Philippine Peso 668,184,000	Goldman Sachs International	325,203	—	325,203

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/5/15	United States Dollar 4,117,168	Russian Ruble 232,867,000	BNP Paribas	$—	$(743,660)	$(743,660)
2/5/15	United States Dollar 4,118,701	Russian Ruble 231,471,000	BNP Paribas	—	(765,417)	(765,417)
2/5/15	United States Dollar 3,690,476	Russian Ruble 279,000,000	Deutsche Bank AG	351,354	—	351,354
2/5/15	United States Dollar 3,901,640	Russian Ruble 266,482,000	Deutsche Bank AG	—	(41,156)	(41,156)
2/6/15	United States Dollar 5,080,645	Uruguayan Peso 126,000,000	Citibank, N.A.	84,646	—	84,646
2/6/15	Uruguayan Peso 126,000,000	United States Dollar 5,011,933	Citibank, N.A.	—	(153,358)	(153,358)
2/9/15	Euro 6,301,662	Polish Zloty 27,186,000	BNP Paribas	217,065	—	217,065
2/9/15	Euro 2,530,000	United States Dollar 3,160,071	BNP Paribas	301,020	—	301,020
2/9/15	Euro 1,300,000	United States Dollar 1,631,621	BNP Paribas	162,543	—	162,543
2/9/15	Euro 1,144,000	United States Dollar 1,418,858	BNP Paribas	126,069	—	126,069
2/9/15	Euro 526,000	United States Dollar 654,307	Goldman Sachs International	59,896	—	59,896
2/9/15	United States Dollar 15,398,142	Indian Rupee 958,870,000	Goldman Sachs International	60,202	—	60,202
2/9/15	United States Dollar 14,345,852	Indian Rupee 893,342,000	Standard Chartered Bank	56,088	—	56,088
2/11/15	Euro 21,293,808	United States Dollar 26,616,068	Goldman Sachs International	2,552,368	—	2,552,368
2/11/15	Euro 3,761,079	United States Dollar 4,703,019	Goldman Sachs International	452,700	—	452,700
2/11/15	Euro 176,182,399	United States Dollar 218,787,708	Standard Chartered Bank	19,687,560	—	19,687,560
2/12/15	New Taiwan Dollar 1,105,280,000	United States Dollar 36,155,708	Bank of America, N.A.	1,163,326	—	1,163,326
2/12/15	New Taiwan Dollar 1,012,720,000	United States Dollar 33,119,778	Goldman Sachs International	1,057,780	—	1,057,780
2/12/15	United States Dollar 31,737,250	Mexican Peso 433,753,000	Nomura International PLC	—	(2,815,949)	(2,815,949)
2/12/15	United States Dollar 13,718,811	Mexican Peso 187,543,000	Standard Chartered Bank	—	(1,214,027)	(1,214,027)
2/12/15	United States Dollar 3,050,754	Ugandan Shilling 8,725,157,000	Barclays Bank PLC	—	(2,735)	(2,735)
2/13/15	United States Dollar 3,600,280	Indonesian Rupiah 44,575,066,000	JPMorgan Chase Bank, N.A.	—	(96,689)	(96,689)
2/13/15	United States Dollar 5,070,423	Uruguayan Peso 126,000,000	Citibank, N.A.	83,238	—	83,238
2/13/15	Uruguayan Peso 126,000,000	United States Dollar 5,000,000	Citibank, N.A.	—	(153,660)	(153,660)
2/17/15	Zambian Kwacha 13,824,750	United States Dollar 2,064,767	Barclays Bank PLC	—	(38,340)	(38,340)
2/17/15	Zambian Kwacha 13,178,100	United States Dollar 1,980,591	Standard Chartered Bank	—	(24,143)	(24,143)
2/18/15	British Pound Sterling 2,895,112	United States Dollar 4,531,545	Standard Chartered Bank	171,359	—	171,359
2/18/15	Euro 32,220,706	United States Dollar 40,236,412	Standard Chartered Bank	3,822,192	—	3,822,192
2/18/15	Indian Rupee 812,992,000	United States Dollar 13,079,022	Barclays Bank PLC	2,254	—	2,254

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/18/15	Indian Rupee 105,000,000	United States Dollar 1,676,781	Nomura International PLC	$—	$(12,118)	$(12,118)
2/18/15	Indian Rupee 200,000,000	United States Dollar 3,205,128	Standard Chartered Bank	—	(11,821)	(11,821)
2/18/15	Japanese Yen 2,875,431,782	United States Dollar 24,724,901	Goldman Sachs International	234,710	—	234,710
2/18/15	United States Dollar 22,073,330	Indian Rupee 1,376,239,000	Citibank, N.A.	63,122	—	63,122
2/18/15	United States Dollar 8,549,568	Indian Rupee 533,010,000	Deutsche Bank AG	23,761	—	23,761
2/18/15	United States Dollar 4,569,284	New Turkish Lira 10,773,000	JPMorgan Chase Bank, N.A.	—	(181,163)	(181,163)
2/18/15	United States Dollar 4,488,139	New Turkish Lira 10,557,000	JPMorgan Chase Bank, N.A.	—	(188,000)	(188,000)
2/18/15	United States Dollar 4,386,383	New Turkish Lira 10,501,000	Standard Chartered Bank	—	(109,054)	(109,054)
2/19/15	United States Dollar 68,599,945	Mexican Peso 995,934,000	Standard Chartered Bank	—	(2,225,916)	(2,225,916)
2/20/15	Argentine Peso 23,000,000	United States Dollar 2,207,294	Bank of America, N.A.	—	(424,328)	(424,328)
2/20/15	Argentine Peso 45,000,000	United States Dollar 4,347,826	Citibank, N.A.	—	(801,000)	(801,000)
2/20/15	Euro 11,453,002	United States Dollar 14,363,782	Goldman Sachs International	1,419,947	—	1,419,947
2/20/15	Euro 7,002,989	United States Dollar 8,730,066	Standard Chartered Bank	815,500	—	815,500
2/20/15	Euro 690,165	United States Dollar 783,758	Standard Chartered Bank	3,755	—	3,755
2/20/15	Euro 600,143	United States Dollar 680,430	Standard Chartered Bank	2,167	—	2,167
2/20/15	United States Dollar 1,982,759	Argentine Peso 23,000,000	Bank of America, N.A.	648,863	—	648,863
2/20/15	United States Dollar 3,879,310	Argentine Peso 45,000,000	Citibank, N.A.	1,269,515	—	1,269,515
2/20/15	United States Dollar 27,316,234	Chilean Peso 16,391,106,000	BNP Paribas	—	(1,494,115)	(1,494,115)
2/20/15	United States Dollar 13,973,389	Indonesian Rupiah 172,096,263,264	Standard Chartered Bank	—	(487,599)	(487,599)
2/23/15	Argentine Peso 10,260,000	United States Dollar 983,230	Citibank, N.A.	—	(188,175)	(188,175)
2/23/15	Argentine Peso 24,000,000	United States Dollar 2,314,368	Citibank, N.A.	—	(425,760)	(425,760)
2/23/15	Argentine Peso 28,590,000	United States Dollar 2,755,928	Citibank, N.A.	—	(508,249)	(508,249)
2/23/15	Romanian Leu 54,898,800	United States Dollar 15,442,700	BNP Paribas	1,460,656	—	1,460,656
2/23/15	United States Dollar 5,418,103	Argentine Peso 62,850,000	Citibank, N.A.	1,757,607	—	1,757,607
2/23/15	United States Dollar 2,518,070	Indian Rupee 161,197,000	Citibank, N.A.	71,470	—	71,470
2/23/15	United States Dollar 1,391,306	Indian Rupee 89,066,000	Goldman Sachs International	39,489	—	39,489
2/23/15	United States Dollar 5,819,961	Indonesian Rupiah 71,416,740,000	Goldman Sachs International	—	(230,859)	(230,859)
2/23/15	United States Dollar 6,563,378	Indonesian Rupiah 80,558,899,000	Standard Chartered Bank	—	(258,807)	(258,807)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/24/15	Argentine Peso 21,210,000	United States Dollar 2,031,026	Citibank, N.A.	$—	$(388,826)	$(388,826)
2/24/15	Argentine Peso 33,790,000	United States Dollar 3,231,019	Citibank, N.A.	—	(624,086)	(624,086)
2/24/15	United States Dollar 4,741,379	Argentine Peso 55,000,000	Citibank, N.A.	1,533,578	—	1,533,578
2/25/15	Argentine Peso 20,856,000	United States Dollar 1,993,881	Bank of America, N.A.	—	(383,877)	(383,877)
2/25/15	Argentine Peso 33,660,000	United States Dollar 3,216,128	Citibank, N.A.	—	(621,393)	(621,393)
2/25/15	Argentine Peso 44,660,000	United States Dollar 4,280,238	Citibank, N.A.	—	(811,376)	(811,376)
2/25/15	Argentine Peso 60,680,000	United States Dollar 5,843,606	Citibank, N.A.	—	(1,074,422)	(1,074,422)
2/25/15	Euro 7,539,282	United States Dollar 9,364,391	Goldman Sachs International	843,347	—	843,347
2/25/15	Euro 6,347,607	United States Dollar 7,954,979	Goldman Sachs International	780,789	—	780,789
2/25/15	Euro 937,288	United States Dollar 1,141,685	Goldman Sachs International	82,344	—	82,344
2/25/15	United States Dollar 1,805,714	Argentine Peso 20,856,000	Bank of America, N.A.	572,044	—	572,044
2/25/15	United States Dollar 12,034,632	Argentine Peso 139,000,000	Citibank, N.A.	3,812,532	—	3,812,532
2/26/15	New Taiwan Dollar 947,419,000	United States Dollar 30,725,641	Deutsche Bank AG	838,186	—	838,186
2/26/15	New Taiwan Dollar 493,777,000	United States Dollar 16,010,927	Goldman Sachs International	434,146	—	434,146
2/27/15	Malaysian Ringgit 71,265,000	United States Dollar 21,015,305	Bank of America, N.A.	1,440,081	—	1,440,081
2/27/15	Malaysian Ringgit 57,880,000	United States Dollar 17,187,825	Bank of America, N.A.	1,289,222	—	1,289,222
2/27/15	Malaysian Ringgit 77,204,000	United States Dollar 22,765,983	Barclays Bank PLC	1,559,422	—	1,559,422
2/27/15	Malaysian Ringgit 63,638,000	United States Dollar 18,369,126	Deutsche Bank AG	888,903	—	888,903
2/27/15	Malaysian Ringgit 17,700,000	United States Dollar 5,246,465	JPMorgan Chase Bank, N.A.	384,591	—	384,591
2/27/15	Malaysian Ringgit 59,387,000	United States Dollar 17,511,574	Nomura International PLC	1,199,025	—	1,199,025
2/27/15	United States Dollar 6,659,473	Malaysian Ringgit 24,070,000	Australia and New Zealand Banking Group Limited	—	(47,874)	(47,874)
2/27/15	United States Dollar 8,415,580	Malaysian Ringgit 30,270,000	Australia and New Zealand Banking Group Limited	—	(100,951)	(100,951)
2/27/15	United States Dollar 8,372,700	Malaysian Ringgit 30,130,000	Barclays Bank PLC	—	(96,527)	(96,527)
2/27/15	United States Dollar 15,575,291	Malaysian Ringgit 55,596,000	Nomura International PLC	—	(304,062)	(304,062)
2/27/15	United States Dollar 8,357,848	Malaysian Ringgit 30,059,000	Standard Chartered Bank	—	(101,177)	(101,177)
2/27/15	United States Dollar 3,376,414	Uruguayan Peso 83,600,000	Citibank, N.A.	27,669	—	27,669
2/27/15	Uruguayan Peso 83,600,000	United States Dollar 3,301,738	Citibank, N.A.	—	(102,345)	(102,345)
3/2/15	Indian Rupee 120,000,000	United States Dollar 1,913,570	Nomura International PLC	—	(10,762)	(10,762)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/2/15	Serbian Dinar 809,411,000	United States Dollar 7,373,028	Citibank, N.A.	$1,262	$—	$1,262
3/2/15	Serbian Dinar 440,424,000	United States Dollar 4,005,311	Citibank, N.A.	—	(5,880)	(5,880)
3/2/15	Serbian Dinar 89,361,000	United States Dollar 814,223	Deutsche Bank AG	362	—	362
3/2/15	Singapore Dollar 18,082,000	United States Dollar 13,626,225	Deutsche Bank AG	268,918	—	268,918
3/4/15	Euro 17,375,000	United States Dollar 21,326,770	Goldman Sachs International	1,687,992	—	1,687,992
3/4/15	Euro 34,838,078	United States Dollar 42,740,399	JPMorgan Chase Bank, N.A.	3,363,289	—	3,363,289
3/4/15	New Taiwan Dollar 790,410,000	United States Dollar 25,488,875	Barclays Bank PLC	586,015	—	586,015
3/4/15	New Taiwan Dollar 525,620,000	United States Dollar 16,950,016	BNP Paribas	389,698	—	389,698
3/4/15	New Taiwan Dollar 120,199,000	United States Dollar 3,879,264	JPMorgan Chase Bank, N.A.	92,244	—	92,244
3/9/15	South African Rand 266,135,425	United States Dollar 23,490,068	Deutsche Bank AG	758,877	—	758,877
3/9/15	South African Rand 52,059,000	United States Dollar 4,396,875	JPMorgan Chase Bank, N.A.	—	(49,595)	(49,595)
3/9/15	Thai Baht 362,188,000	United States Dollar 10,927,380	Deutsche Bank AG	—	(119,185)	(119,185)
3/9/15	Thai Baht 214,638,000	United States Dollar 6,478,660	Standard Chartered Bank	—	(67,699)	(67,699)
3/11/15	Euro 35,636,926	Norwegian Krone 326,733,000	BNP Paribas	1,964,978	—	1,964,978
3/11/15	Norwegian Krone 176,124,000	Euro 19,550,760	BNP Paribas	—	(673,953)	(673,953)
3/12/15	Hungarian Forint 5,363,249,500	Euro 17,430,641	BNP Paribas	224,218	—	224,218
3/12/15	Hungarian Forint 2,961,499,000	Euro 9,615,840	BNP Paribas	113,551	—	113,551
3/12/15	Hungarian Forint 244,133,000	Euro 790,817	BNP Paribas	7,246	—	7,246
3/12/15	Hungarian Forint 991,300,000	Euro 3,201,667	JPMorgan Chase Bank, N.A.	18,753	—	18,753
3/12/15	Japanese Yen 2,814,172,000	United States Dollar 23,775,614	Goldman Sachs International	—	(199,056)	(199,056)
3/12/15	Japanese Yen 3,780,639,500	United States Dollar 31,951,586	Goldman Sachs International	—	(256,673)	(256,673)
3/12/15	Japanese Yen 3,780,639,500	United States Dollar 31,951,316	Standard Chartered Bank	—	(256,943)	(256,943)
3/12/15	Japanese Yen 2,826,728,000	United States Dollar 23,783,436	Standard Chartered Bank	—	(298,201)	(298,201)
3/12/15	Thai Baht 293,580,000	United States Dollar 8,806,431	Deutsche Bank AG	—	(146,340)	(146,340)
3/12/15	Thai Baht 55,579,000	United States Dollar 1,666,537	JPMorgan Chase Bank, N.A.	—	(28,354)	(28,354)
3/12/15	United States Dollar 23,327,572	Japanese Yen 2,739,884,000	Goldman Sachs International	14,218	—	14,218
3/12/15	United States Dollar 23,306,657	Japanese Yen 2,739,884,000	Standard Chartered Bank	35,133	—	35,133
3/13/15	Euro 6,037,712	Serbian Dinar 765,280,000	Citibank, N.A.	128,843	—	128,843

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/13/15	Serbian Dinar 914,716,000	Euro 7,485,401	Deutsche Bank AG	$149,738	$—	$149,738
3/16/15	Euro 1,655,309	United States Dollar 2,060,523	Goldman Sachs International	189,352	—	189,352
3/16/15	New Zealand Dollar 26,280,000	United States Dollar 20,405,894	BNP Paribas	1,362,834	—	1,362,834
3/16/15	New Zealand Dollar 17,653,000	United States Dollar 13,633,941	Morgan Stanley & Co. International PLC	842,193	—	842,193
3/17/15	Hungarian Forint 2,018,326,000	Euro 6,543,022	Bank of America, N.A.	67,017	—	67,017
3/17/15	Hungarian Forint 2,011,815,000	Euro 6,406,170	BNP Paribas	—	(64,038)	(64,038)
3/17/15	United States Dollar 87,013,182	Mexican Peso 1,287,534,053	Barclays Bank PLC	—	(1,348,562)	(1,348,562)
3/18/15	Euro 11,937,426	Norwegian Krone 108,830,600	BNP Paribas	575,321	—	575,321
3/18/15	Euro 6,778,153	Norwegian Krone 63,415,000	BNP Paribas	536,136	—	536,136
3/18/15	Euro 10,278,561	Norwegian Krone 99,796,400	Goldman Sachs International	1,282,597	—	1,282,597
3/18/15	Euro 6,800,380	Norwegian Krone 63,657,000	Standard Chartered Bank	542,295	—	542,295
3/18/15	Norwegian Krone 313,813,000	Euro 35,444,278	Goldman Sachs International	—	(502,836)	(502,836)
3/19/15	Euro 625,840	Serbian Dinar 76,728,000	Citibank, N.A.	—	(11,154)	(11,154)
3/19/15	United States Dollar 17,844,460	Chilean Peso 11,143,865,000	BNP Paribas	—	(333,834)	(333,834)
3/20/15	Polish Zloty 47,734,000	United States Dollar 12,942,181	BNP Paribas	76,846	—	76,846
3/20/15	Thai Baht 285,293,000	United States Dollar 8,567,357	Deutsche Bank AG	—	(129,381)	(129,381)
3/20/15	Thai Baht 401,585,000	United States Dollar 12,277,132	Standard Chartered Bank	35,403	—	35,403
3/23/15	Euro 7,932,685	Romanian Leu 36,522,082	Bank of America, N.A.	330,113	—	330,113
3/23/15	Euro 7,929,105	Romanian Leu 36,251,868	Bank of America, N.A.	265,369	—	265,369
3/23/15	Euro 19,268,356	Romanian Leu 88,451,387	Citibank, N.A.	735,617	—	735,617
3/23/15	Euro 9,490,976	Romanian Leu 43,382,304	Citibank, N.A.	314,983	—	314,983
3/23/15	Euro 5,218,249	Romanian Leu 24,037,865	JPMorgan Chase Bank, N.A.	220,475	—	220,475
3/23/15	Euro 11,219,478	Romanian Leu 51,637,648	Standard Chartered Bank	462,606	—	462,606
3/23/15	Euro 3,525,207	Romanian Leu 16,164,836	Standard Chartered Bank	130,096	—	130,096
3/23/15	Euro 2,281,140	Swiss Franc 2,737,550	BNP Paribas	409,944	—	409,944
3/23/15	Euro 33,540,225	Swiss Franc 40,250,450	Standard Chartered Bank	6,026,971	—	6,026,971
3/23/15	Romanian Leu 121,010,669	Euro 26,956,374	Bank of America, N.A.	—	(333,467)	(333,467)
3/23/15	Romanian Leu 45,494,564	Euro 10,164,975	BNP Paribas	—	(90,786)	(90,786)
3/23/15	Romanian Leu 60,298,704	Euro 13,428,658	BNP Paribas	—	(170,121)	(170,121)
3/23/15	Romanian Leu 61,956,063	Euro 13,821,765	JPMorgan Chase Bank, N.A.	—	(147,655)	(147,655)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/23/15	Romanian Leu 21,354,000	Euro 4,662,445	JPMorgan Chase Bank, N.A.	$—	$(165,537)	$(165,537)
3/23/15	Romanian Leu 34,813,000	Euro 7,764,693	Standard Chartered Bank	—	(84,925)	(84,925)
3/23/15	Swiss Franc 8,007,000	Euro 6,653,869	Citibank, N.A.	—	(1,219,595)	(1,219,595)
3/23/15	Swiss Franc 34,981,000	Euro 29,072,821	Credit Suisse International	—	(5,324,346)	(5,324,346)
3/25/15	Euro 17,666,900	United States Dollar 22,003,064	Citibank, N.A.	2,030,751	—	2,030,751
3/25/15	Euro 33,176,500	United States Dollar 41,367,114	Deutsche Bank AG	3,861,301	—	3,861,301
3/25/15	Euro 28,737,400	United States Dollar 35,806,283	Goldman Sachs International	3,318,843	—	3,318,843
3/30/15	Euro 1,698,744	Norwegian Krone 15,446,000	Citibank, N.A.	75,785	—	75,785
3/30/15	Euro 17,748,070	Norwegian Krone 161,294,000	Credit Suisse International	781,174	—	781,174
3/30/15	Euro 2,183,219	Swiss Franc 2,619,684	Credit Suisse International	392,749	—	392,749
3/30/15	Euro 22,542,975	Swiss Franc 27,049,316	Goldman Sachs International	4,054,914	—	4,054,914
3/30/15	Euro 12,077,271	Swiss Franc 14,492,000	Standard Chartered Bank	2,172,925	—	2,172,925
3/30/15	Swiss Franc 44,161,000	Euro 36,744,492	JPMorgan Chase Bank, N.A.	—	(6,687,260)	(6,687,260)
3/31/15	Euro 22,560,509	Romanian Leu 103,259,451	Bank of America, N.A.	778,421	—	778,421
3/31/15	Euro 21,128,961	Romanian Leu 96,758,597	Citibank, N.A.	742,096	—	742,096
3/31/15	Romanian Leu 116,265,785	Euro 25,790,762	Citibank, N.A.	—	(437,159)	(437,159)
3/31/15	Romanian Leu 35,273,253	Euro 7,827,061	Deutsche Bank AG	—	(129,756)	(129,756)
3/31/15	United States Dollar 3,394,716	Uruguayan Peso 84,800,000	Citibank, N.A.	23,129	—	23,129
3/31/15	United States Dollar 5,580,306	Uruguayan Peso 135,155,000	Citibank, N.A.	—	(132,915)	(132,915)
3/31/15	Uruguayan Peso 219,955,000	United States Dollar 8,629,070	Citibank, N.A.	—	(236,165)	(236,165)
4/1/15	Euro 97,753,924	United States Dollar 119,680,129	Deutsche Bank AG	9,163,318	—	9,163,318
4/1/15	United States Dollar 3,152,509	Euro 2,668,000	Deutsche Bank AG	—	(136,171)	(136,171)
4/6/15	Japanese Yen 1,372,162,000	United States Dollar 11,533,584	Standard Chartered Bank	—	(160,171)	(160,171)
4/7/15	Philippine Peso 276,741,000	United States Dollar 6,114,877	BNP Paribas	—	(131,292)	(131,292)
4/7/15	Philippine Peso 762,778,000	United States Dollar 16,846,920	Citibank, N.A.	—	(369,324)	(369,324)
4/7/15	South African Rand 246,342,106	United States Dollar 20,707,978	BNP Paribas	—	(237,165)	(237,165)
4/7/15	South African Rand 246,342,107	United States Dollar 20,724,821	Deutsche Bank AG	—	(220,321)	(220,321)
4/8/15	Euro 25,630,000	United States Dollar 31,269,958	Goldman Sachs International	2,291,863	—	2,291,863
4/8/15	Euro 20,268,453	United States Dollar 24,724,472	Goldman Sachs International	1,808,313	—	1,808,313

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/8/15	United States Dollar 31,262,132	Euro 25,670,000	Goldman Sachs International	$—	$(2,238,812)	$(2,238,812)
4/8/15	United States Dollar 19,522,304	Philippine Peso 882,740,000	Standard Chartered Bank	400,766	—	400,766
4/13/15	Australian Dollar 62,620,831	United States Dollar 50,547,535	Australia and New Zealand Banking Group Limited	2,012,259	—	2,012,259
4/13/15	Australian Dollar 25,365,169	United States Dollar 20,458,277	Goldman Sachs International	798,597	—	798,597
4/13/15	Euro 19,172,867	Swedish Krona 181,661,000	Standard Chartered Bank	290,816	—	290,816
4/13/15	New Taiwan Dollar 423,502,000	United States Dollar 13,238,575	Goldman Sachs International	—	(109,717)	(109,717)
4/13/15	New Taiwan Dollar 380,380,000	United States Dollar 11,892,450	JPMorgan Chase Bank, N.A.	—	(96,687)	(96,687)
4/16/15	Euro 21,166,011	Polish Zloty 91,109,093	BNP Paribas	599,694	—	599,694
4/16/15	Euro 21,341,205	Polish Zloty 91,882,422	Morgan Stanley & Co. International PLC	609,830	—	609,830
4/16/15	Euro 30,008,000	United States Dollar 35,289,408	Deutsche Bank AG	1,358,472	—	1,358,472
4/16/15	Euro 32,699,000	United States Dollar 38,439,963	Standard Chartered Bank	1,466,234	—	1,466,234
4/16/15	Japanese Yen 3,365,762,000	United States Dollar 28,789,736	Goldman Sachs International	102,934	—	102,934
4/16/15	United States Dollar 15,744,558	Euro 13,663,000	Deutsche Bank AG	—	(295,399)	(295,399)
4/16/15	United States Dollar 20,534,365	Euro 17,809,000	Standard Chartered Bank	—	(397,200)	(397,200)
4/20/15	Euro 8,527,014	Polish Zloty 36,806,857	BNP Paribas	267,395	—	267,395
4/20/15	Euro 19,255,346	Polish Zloty 83,108,000	Nomura International PLC	601,746	—	601,746
4/20/15	Indian Rupee 502,351,000	United States Dollar 8,000,073	Deutsche Bank AG	2,127	—	2,127
4/20/15	Romanian Leu 163,003,662	United States Dollar 42,223,459	Bank of America, N.A.	745,757	—	745,757
4/21/15	New Zealand Dollar 77,139,000	United States Dollar 59,628,447	Australia and New Zealand Banking Group Limited	3,924,497	—	3,924,497
4/21/15	New Zealand Dollar 40,674,000	United States Dollar 31,402,565	Goldman Sachs International	2,030,879	—	2,030,879
4/21/15	New Zealand Dollar 40,674,000	United States Dollar 31,414,564	Standard Chartered Bank	2,042,878	—	2,042,878
4/22/15	Euro 11,841,802	United States Dollar 14,008,319	Goldman Sachs International	617,574	—	617,574
4/22/15	Euro 5,513,635	United States Dollar 6,483,279	Goldman Sachs International	248,444	—	248,444
4/22/15	Euro 2,504,998	United States Dollar 2,963,300	Goldman Sachs International	130,641	—	130,641
4/22/15	Euro 1,781,148	United States Dollar 2,054,545	Goldman Sachs International	40,418	—	40,418
4/29/15	Hungarian Forint 13,155,981,269	United States Dollar 47,508,238	HSBC Bank USA, N.A.	—	(209,213)	(209,213)
4/29/15	Russian Ruble 379,516,000	United States Dollar 8,503,607	Credit Suisse International	3,224,364	—	3,224,364
4/29/15	Russian Ruble 816,219,000	United States Dollar 18,317,303	JPMorgan Chase Bank, N.A.	6,963,318	—	6,963,318
4/29/15	United States Dollar 3,482,985	Russian Ruble 236,843,000	Deutsche Bank AG	—	(188,390)	(188,390)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/29/15	United States Dollar 3,831,672	Russian Ruble 280,670,000	JPMorgan Chase Bank, N.A.	$72,577	$—	$72,577
4/29/15	United States Dollar 3,431,418	Russian Ruble 229,905,000	JPMorgan Chase Bank, N.A.	—	(233,333)	(233,333)
4/29/15	United States Dollar 6,925,954	Russian Ruble 448,317,000	JPMorgan Chase Bank, N.A.	—	(689,657)	(689,657)
4/30/15	Australian Dollar 39,592,000	United States Dollar 31,322,617	Goldman Sachs International	669,106	—	669,106
4/30/15	New Zealand Dollar 65,248,477	United States Dollar 48,435,249	JPMorgan Chase Bank, N.A.	1,358,151	—	1,358,151
4/30/15	New Zealand Dollar 89,262,933	United States Dollar 66,272,372	Nomura International PLC	1,868,725	—	1,868,725
4/30/15	United States Dollar 6,082,149	Uruguayan Peso 154,000,000	Citibank, N.A.	63,680	—	63,680
4/30/15	Uruguayan Peso 154,000,000	United States Dollar 5,950,541	Citibank, N.A.	—	(195,288)	(195,288)
5/6/15	Euro 55,229,000	United States Dollar 64,096,568	JPMorgan Chase Bank, N.A.	1,633,784	—	1,633,784
5/8/15	Euro 5,000,000	United States Dollar 6,246,260	Goldman Sachs International	591,228	—	591,228
5/13/15	Euro 28,592,540	United States Dollar 32,225,794	Australia and New Zealand Banking Group Limited	—	(114,574)	(114,574)
5/21/15	New Turkish Lira 130,452,890	United States Dollar 55,267,749	BNP Paribas	3,075,237	—	3,075,237
5/21/15	New Turkish Lira 32,362,110	United States Dollar 13,700,567	BNP Paribas	752,906	—	752,906
5/21/15	New Turkish Lira 46,036,000	United States Dollar 19,472,785	Standard Chartered Bank	1,054,377	—	1,054,377
5/21/15	New Turkish Lira 35,071,000	United States Dollar 14,474,206	Standard Chartered Bank	442,752	—	442,752
5/21/15	United States Dollar 18,144,666	New Turkish Lira 41,677,027	Bank of America, N.A.	—	(1,470,227)	(1,470,227)
5/21/15	United States Dollar 1,796,224	New Turkish Lira 4,176,293	Deutsche Bank AG	—	(125,343)	(125,343)
5/21/15	United States Dollar 2,955,354	New Turkish Lira 6,868,353	Deutsche Bank AG	—	(207,415)	(207,415)
5/21/15	United States Dollar 11,947,570	New Turkish Lira 27,420,869	Morgan Stanley & Co. International PLC	—	(976,836)	(976,836)
5/21/15	United States Dollar 284,247	New Turkish Lira 688,730	Standard Chartered Bank	—	(8,695)	(8,695)
6/2/15	Philippine Peso 800,000,000	United States Dollar 18,136,066	Bank of America, N.A.	114,993	—	114,993
6/2/15	Philippine Peso 1,625,246,000	United States Dollar 36,827,763	Goldman Sachs International	216,916	—	216,916
6/2/15	Philippine Peso 700,000,000	United States Dollar 15,861,866	JPMorgan Chase Bank, N.A.	93,427	—	93,427
6/11/15	United States Dollar 1,148,292	Zambian Kwacha 8,572,000	Standard Chartered Bank	76,836	—	76,836
6/12/15	United States Dollar 712,235	Zambian Kwacha 5,210,000	Citibank, N.A.	32,041	—	32,041
6/12/15	United States Dollar 472,028	Zambian Kwacha 3,363,200	Citibank, N.A.	8,423	—	8,423
6/12/15	United States Dollar 1,153,206	Zambian Kwacha 8,110,500	Citibank, N.A.	5,422	—	5,422
6/17/15	United States Dollar 1,139,782	Zambian Kwacha 8,395,000	Standard Chartered Bank	56,691	—	56,691
6/18/15	United States Dollar 1,563,215	Zambian Kwacha 11,438,000	Standard Chartered Bank	66,193	—	66,193

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/18/15	United States Dollar 666,557	Zambian Kwacha 4,860,000	Standard Chartered Bank	$25,778	$—	$25,778
6/23/15	Hungarian Forint 940,317,000	Euro 2,971,080	BNP Paribas	—	(43,581)	(43,581)
6/23/15	Hungarian Forint 1,886,040,000	Euro 5,942,155	BNP Paribas	—	(106,748)	(106,748)
6/23/15	Hungarian Forint 1,575,744,100	Euro 4,909,166	JPMorgan Chase Bank, N.A.	—	(151,847)	(151,847)
6/23/15	Hungarian Forint 1,407,845,000	Euro 4,424,403	Nomura International PLC	—	(92,302)	(92,302)
6/23/15	Hungarian Forint 1,134,731,400	Euro 3,565,292	Standard Chartered Bank	—	(75,305)	(75,305)
6/25/15	United States Dollar 2,218,608	Zambian Kwacha 15,774,300	Barclays Bank PLC	21,221	—	21,221
7/9/15	Hungarian Forint 1,521,446,198	Euro 4,718,604	Credit Suisse International	—	(167,544)	(167,544)
7/9/15	Hungarian Forint 1,422,612,000	Euro 4,418,324	Morgan Stanley & Co. International PLC	—	(149,592)	(149,592)
7/16/15	Hungarian Forint 9,228,822,000	Euro 28,605,858	BNP Paribas	—	(1,026,077)	(1,026,077)
7/16/15	Hungarian Forint 2,920,107,802	Euro 9,094,359	Deutsche Bank AG	—	(275,841)	(275,841)
7/16/15	Hungarian Forint 6,580,777,000	Euro 20,432,754	JPMorgan Chase Bank, N.A.	—	(692,232)	(692,232)
7/16/15	Hungarian Forint 5,323,264,000	Euro 16,529,822	Morgan Stanley & Co. International PLC	—	(558,211)	(558,211)
9/2/15	United States Dollar 4,890,239	Zambian Kwacha 33,742,650	Standard Chartered Bank	—	(254,419)	(254,419)
9/22/15	Euro 5,000,000	United States Dollar 6,246,695	Citibank, N.A.	580,473	—	580,473
9/25/15	Euro 6,000,000	United States Dollar 7,509,258	Citibank, N.A.	709,430	—	709,430
9/28/15	United States Dollar 2,948,986	Azerbaijani Manat 2,399,000	Standard Bank PLC	49,015	—	49,015
10/8/15	United States Dollar 11,730,155	Azerbaijani Manat 9,546,000	Standard Bank PLC	180,014	—	180,014
10/13/15	Euro 2,910,267	Serbian Dinar 380,954,000	Citibank, N.A.	23,476	—	23,476
10/13/15	Euro 356,567	Serbian Dinar 46,532,000	Deutsche Bank AG	1,632	—	1,632
11/27/15	Euro 13,856,000	United States Dollar 16,597,890	HSBC Bank USA, N.A.	875,030	—	875,030
11/27/15	Euro 9,984,000	United States Dollar 12,564,864	Standard Chartered Bank	1,235,690	—	1,235,690
1/13/16	United States Dollar 45,963,522	New Turkish Lira 112,747,140	Bank of America, N.A.	—	(2,715,818)	(2,715,818)
1/13/16	United States Dollar 11,219,986	New Turkish Lira 27,393,595	Deutsche Bank AG	—	(712,313)	(712,313)

				$174,631,118	$(54,063,936)	$120,567,182

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
2/13/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$55,173,080	$409,972
2/18/15	COP	97,698,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	41,182,509	300,535

Settlement Date	Notional Amount (000s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
2/19/15	COP	140,255,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	$59,294,526	$271,376
2/19/15	COP	115,368,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	48,742,980	249,052
2/27/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	55,294,359	309,550
3/13/15	COP	65,470,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	27,647,391	164,288
3/13/15	COP	53,779,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	22,706,420	132,886
3/25/15	COP	45,829,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	19,329,696	137,651
3/25/15	COP	1,506,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	760,931	4,901
3/25/15	COP	101,476,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	50,760,192	828,380

						$2,808,591

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
5/15	1,016 Brent Crude Oil	Short	$(67,966,188)	$(56,946,800)	$11,019,388
6/15	274 Gold	Short	(35,181,600)	(35,072,000)	109,600
Equity Futures
2/15	3,408 SGX CNX Nifty Index	Long	60,701,795	60,362,301	(339,494)
3/15	3,692 SET50 Index	Short	(22,799,340)	(23,560,931)	(761,591)
3/15	200 TOPIX Index	Long	24,683,641	23,856,993	(826,648)
Interest Rate Futures
3/15	2,200 Euro-Bobl	Short	(322,011,490)	(325,392,449)	(3,380,959)
3/15	578 Euro-Bund	Short	(100,882,018)	(104,103,956)	(3,221,938)
3/15	855 IMM 10-Year Interest Rate Swap	Long	80,746,884	76,262,837	(4,484,047)
3/15	234 Japan 10-Year Bond	Short	(292,863,663)	(295,175,168)	(2,311,505)
3/15	1,533 U.S. 2-Year Deliverable Interest Rate Swap	Short	(153,811,741)	(154,725,212)	(913,471)
3/15	1,001 U.S. 5-Year Deliverable Interest Rate Swap	Short	(101,596,071)	(104,213,484)	(2,617,413)
3/15	1,595 U.S. 5-Year Treasury Note	Short	(189,476,550)	(193,543,281)	(4,066,731)
3/15	2,112 U.S. 10-Year Deliverable Interest Rate Swap	Short	(223,671,315)	(234,069,000)	(10,397,685)
3/15	1,496 U.S. 10-Year Treasury Note	Short	(188,312,883)	(195,789,000)	(7,476,117)
3/15	63 U.S. 30-Year Deliverable Interest Rate Swap	Short	(7,748,215)	(8,197,875)	(449,660)
3/15	75 U.S. Long Treasury Bond	Short	(10,518,164)	(11,346,094)	(827,930)

					$(30,946,201)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SET50 Index: Capitalization-weighted index based on the top 50 stocks listed on the Bangkok SET index having high market capitalization and high liquidity.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	15,950	Receives	6-month Euro Interbank Offered Rate	1.30%		1/16/45	$(460,656)
LCH.Clearnet	HUF	589,390	Pays	6-month HUF BUBOR	5.20		12/16/16	137,938
LCH.Clearnet	HUF	829,350	Pays	6-month HUF BUBOR	5.12		1/16/17	189,530
LCH.Clearnet	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(584,129)
LCH.Clearnet	HUF	680,000	Pays	6-month HUF BUBOR	5.22		1/20/17	160,417
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57		11/14/18	(2,187,481)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43		11/15/18	(2,671,306)
LCH.Clearnet	NZD	101,351	Pays	3-month NZD Bank Bill	4.03		11/26/17	970,049
LCH.Clearnet	NZD	38,010	Pays	3-month NZD Bank Bill	4.02		11/27/17	355,428
LCH.Clearnet	NZD	71,019	Pays	3-month NZD Bank Bill	3.96		11/28/17	581,644
LCH.Clearnet	PLN	33,910	Pays	6-month PLN WIBOR	4.40		8/20/17	726,998
LCH.Clearnet	PLN	372,117	Pays	6-month PLN WIBOR	1.95		10/27/19	1,711,915
LCH.Clearnet		$15,000	Receives	3-month USD-LIBOR-BBA	3.50	(1)	12/17/44	(3,687,946)
LCH.Clearnet(2)		$3,928	Receives	3-month USD-LIBOR-BBA	3.25	(1)	6/17/45	(602,292)

								$(5,359,891)

EUR	-	Euro
HUF	-	Hungarian Forint
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2015.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CLP	21,245,872	Receives	6-month Sinacofi Chile Interbank Rate	3.70%	12/4/19	$(450,272)
Bank of America, N.A.	CLP	6,862,832	Receives	6-month Sinacofi Chile Interbank Rate	3.73	12/9/19	(158,365)
Bank of America, N.A.	CLP	13,735,436	Receives	6-month Sinacofi Chile Interbank Rate	3.75	12/9/19	(337,004)
Bank of America, N.A.	COP	64,526,440	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	114,323
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	40,121
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	50,864
Bank of America, N.A.	COP	84,689,725	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	90,833
Bank of America, N.A.	COP	67,751,790	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	76,137
Bank of America, N.A.	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(227,006)
Bank of America, N.A.	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	550,942
Bank of America, N.A.	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	139,825
Bank of America, N.A.	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	786,878
Bank of America, N.A.	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(535,577)
Bank of America, N.A.	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	258,624
Bank of America, N.A.	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(233,157)
Bank of America, N.A.	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(1,577,077)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,373,341
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	596,710
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,813,848
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	3,085,920

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53%	11/19/17	$(2,677,796)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	1,014,462
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,390,673
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(1,029,737)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	283,490
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(225,658)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	1,358,355
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	38,961
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(35,237)
Citibank, N.A.	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	691,125
Citibank, N.A.	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	854,706
Citibank, N.A.	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	194,662
Citibank, N.A.	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	621,687
Citibank, N.A.	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	577,482
Citibank, N.A.	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	662,922
Citibank, N.A.	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(483,920)
Citibank, N.A.	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	542,829
Citibank, N.A.	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	443,784
Citibank, N.A.	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,334,753
Citibank, N.A.	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,205,731)
Deutsche Bank AG	BRL	25,068	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(42,023)
Deutsche Bank AG	BRL	122,419	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(42,338)
Deutsche Bank AG	BRL	237,818	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	19,322
Deutsche Bank AG	BRL	427,880	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(1,447,129)
Deutsche Bank AG	CLP	17,651,098	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(605,692)
Deutsche Bank AG	CLP	18,015,114	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	(508,289)
Deutsche Bank AG	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	342,804
Deutsche Bank AG	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(313,405)
Goldman Sachs International	BRL	332,734	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	856,621
Goldman Sachs International	BRL	442,179	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	377,209
Goldman Sachs International	BRL	858,820	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	725,272
Goldman Sachs International	BRL	118,864	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	27,642
Goldman Sachs International	BRL	251,235	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(194,565)
Goldman Sachs International	BRL	259,485	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(502,868)
Goldman Sachs International	BRL	268,287	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	59,692
Goldman Sachs International	BRL	299,451	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(444,503)
Goldman Sachs International	BRL	301,644	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(92,070)
Goldman Sachs International	BRL	61,202	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	(250,851)
Goldman Sachs International	BRL	70,793	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	2,005
Goldman Sachs International	CLP	5,499,206	Receives	6-month Sinacofi Chile Interbank Rate	3.90	10/20/19	(212,320)
Goldman Sachs International	CLP	8,460,315	Receives	6-month Sinacofi Chile Interbank Rate	3.97	10/29/19	(365,363)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	2,665,000	Receives	6-month Sinacofi Chile Interbank Rate	3.98%	10/30/19	$(116,881)
Goldman Sachs International	CLP	2,665,000	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/5/19	(113,925)
Goldman Sachs International	CLP	8,037,300	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/6/19	(343,050)
Goldman Sachs International	CLP	5,329,999	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/7/19	(227,146)
Goldman Sachs International	CLP	10,659,996	Receives	6-month Sinacofi Chile Interbank Rate	3.98	11/7/19	(462,099)
Goldman Sachs International	CLP	5,329,999	Receives	6-month Sinacofi Chile Interbank Rate	4.02	11/13/19	(244,650)
Goldman Sachs International	CLP	8,248,807	Receives	6-month Sinacofi Chile Interbank Rate	4.05	11/17/19	(394,623)
Goldman Sachs International	CLP	2,791,905	Receives	6-month Sinacofi Chile Interbank Rate	3.93	11/20/19	(108,522)
Goldman Sachs International	CLP	5,583,808	Receives	6-month Sinacofi Chile Interbank Rate	3.78	11/21/19	(192,217)
Goldman Sachs International	CLP	8,460,314	Receives	6-month Sinacofi Chile Interbank Rate	3.79	11/25/19	(239,583)
Goldman Sachs International	CLP	5,499,206	Receives	6-month Sinacofi Chile Interbank Rate	3.77	11/26/19	(147,374)
Goldman Sachs International	CLP	11,421,425	Receives	6-month Sinacofi Chile Interbank Rate	3.69	12/3/19	(234,464)
Goldman Sachs International	CLP	5,891,764	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	(148,856)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	428,167
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	669,714
HSBC Bank USA, N.A.	COP	47,836,915	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	51,307
JPMorgan Chase Bank, N.A.	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(932,292)
JPMorgan Chase Bank, N.A.	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	451,668
JPMorgan Chase Bank, N.A.	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,110,472)
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	310,491
JPMorgan Chase Bank, N.A.	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	552,297
Morgan Stanley & Co. International PLC	COP	43,105,195	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	78,119
Morgan Stanley & Co. International PLC	COP	43,289,270	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	73,485

							$4,799,965

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Barclays Bank PLC	$4,950	1.00	%(1)	3/20/20	1.74%	$(171,013)	$170,401	$(612)
Colombia	BNP Paribas	34,625	1.00	(1)	3/20/20	1.74	(1,196,229)	1,189,359	(6,870)
Colombia	Goldman Sachs International	2,868	1.00	(1)	3/20/20	1.74	(99,003)	95,911	(3,092)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Dominican Republic	Barclays Bank PLC	$9,060	1.00	%(1)	3/20/16	3.38%	$(230,768)	$197,207	$(33,561)
Romania	BNP Paribas	6,620	1.00	(1)	9/20/18	0.86	40,944	178,756	219,700
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	0.86	40,017	174,440	214,457
Russia	Barclays Bank PLC	8,230	1.00	(1)	3/20/19	6.31	(1,504,832)	413,026	(1,091,806)
Russia	BNP Paribas	19,670	1.00	(1)	3/20/19	6.31	(3,596,603)	951,591	(2,645,012)
Russia	Deutsche Bank AG	32,960	1.00	(1)	3/20/19	6.31	(6,026,641)	1,606,463	(4,420,178)
Russia	Goldman Sachs International	16,380	1.00	(1)	3/20/19	6.31	(2,995,036)	792,428	(2,202,608)
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	1.23	(103,981)	168,587	64,606
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	1.23	(103,981)	83,024	(20,957)
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/15	0.72	16,223	11,529	27,752
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/15	0.79	51,682	24,175	75,857
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/15	0.79	15,696	7,695	23,391
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	1.40	(186,744)	343,736	156,992
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	1.40	(195,471)	187,616	(7,855)
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	1.40	(151,084)	129,259	(21,825)
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	1.40	(274,767)	198,560	(76,207)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.72	22,089	33,524	55,613
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.72	34,919	56,172	91,091
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.79	36,533	20,056	56,589
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.79	22,327	12,155	34,482
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.32	(25,217)	64,410	39,193
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.40	(106,979)	152,742	45,763
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.40	(85,207)	113,450	28,243
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.40	(178,298)	263,817	85,519
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.40	(86,334)	147,816	61,482
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.40	(157,934)	197,713	39,779
South Africa	Citibank, N.A.	5,000	1.00	(1)	6/20/15	0.72	11,045	11,158	22,203
South Africa	Citibank, N.A.	4,600	1.00	(1)	6/20/17	1.32	(28,999)	73,067	44,068
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.72	22,088	32,855	54,943
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.72	11,044	11,329	22,373
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.79	51,681	28,413	80,094
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.79	31,788	38,843	70,631
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.79	23,544	14,090	37,634
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.40	(93,841)	187,152	93,311
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/15	0.72	36,374	37,737	74,111
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/15	0.72	16,004	17,086	33,090
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/15	0.72	16,223	12,179	28,402
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/15	0.72	4,219	4,034	8,253
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/15	0.79	39,560	21,718	61,278
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	1.40	(158,967)	325,010	166,043
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	1.40	(142,638)	262,552	119,914
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	1.40	(86,333)	123,265	36,932
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.79	52,731	30,386	83,117
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.79	24,396	14,599	38,995
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.40	(100,316)	194,847	94,531
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.48	(99,442)	109,697	10,255
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	1.40	(86,334)	169,923	83,589
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	1.40	(85,827)	122,542	36,715
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.48	(90,492)	103,746	13,254
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.72	11,044	16,930	27,974
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.72	11,044	10,988	22,032
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	1.40	(86,334)	143,366	57,032
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.32	(27,738)	68,929	41,191
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.40	(86,334)	141,139	54,805

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$8,900	1.00	%(1)	9/20/17	1.40%	$(83,519)	$91,578	$8,059
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.40	(37,536)	32,188	(5,348)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.48	(87,615)	98,550	10,935
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.32	(752,349)	1,300,006	547,657
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.32	(158,502)	273,881	115,379

Total		$773,091					$(19,126,023)	$12,109,401	$(7,016,622)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Barclays Bank PLC	$9,861	1.00	%(1)	12/20/18	$271,602	$(90,732)	$180,870
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	96,324	(17,793)	78,531
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	161,131	(45,603)	115,528
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	111,965	(36,342)	75,623
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	127,800	(37,460)	90,340
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	157,481	(40,082)	117,399
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	247,888	(80,909)	166,979
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	123,944	(41,253)	82,691
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(319,367)	(282,554)	(601,921)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(538,219)	(433,336)	(971,555)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(196,439)	(150,310)	(346,749)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(229,729)	(175,781)	(405,510)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	56,227	(77,693)	(21,466)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	327,269	(456,278)	(129,009)
Croatia	BNP Paribas	3,000	1.00	(1)	3/20/20	241,117	(254,668)	(13,551)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	502,326	(529,826)	(27,500)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	42,170	(57,573)	(15,403)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	140,566	(196,351)	(55,785)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	101,071	(127,600)	(26,529)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	133,334	(168,300)	(34,966)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	141,137	(247,662)	(106,525)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	103,044	(170,174)	(67,130)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	512,131	(835,095)	(322,964)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	11,526	(16,386)	(4,860)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	56,226	(76,967)	(20,741)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	159,135	(173,175)	(14,040)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	214,257	(375,969)	(161,712)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	114,505	(189,257)	(74,752)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	16,086	(42,848)	(26,762)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	38,937	(51,561)	(12,624)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	44,841	(63,495)	(18,654)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	70,282	(97,544)	(27,262)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	12/20/17	$70,282	$(99,432)	$(29,150)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	101,466	(179,762)	(78,296)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	108,678	(187,474)	(78,796)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	243,523	(384,727)	(141,204)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	226,503	(400,004)	(173,501)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	164,611	(194,312)	(29,701)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	1,339,930	(1,694,739)	(354,809)
Egypt	Bank of America, N.A.	7,050	1.00	(1)	9/20/15	22,251	(42,721)	(20,470)
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	28,405	(54,537)	(26,132)
Egypt	Citibank, N.A.	3,050	1.00	(1)	12/20/15	19,835	(36,208)	(16,373)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	407,012	(271,575)	135,437
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	4,473	(3,135)	1,338
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	71,534	(122,338)	(50,804)
Egypt	Deutsche Bank AG	710	1.00	(1)	6/20/15	1,038	(3,416)	(2,378)
Egypt	Deutsche Bank AG	9,540	1.00	(1)	6/20/15	13,949	(29,290)	(15,341)
Egypt	Deutsche Bank AG	4,175	1.00	(1)	9/20/15	13,177	(32,460)	(19,283)
Egypt	Deutsche Bank AG	8,200	1.00	(1)	9/20/15	25,880	(50,734)	(24,854)
Egypt	Deutsche Bank AG	2,855	1.00	(1)	12/20/15	18,567	(30,832)	(12,265)
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	456,211	(270,665)	185,546
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	411,484	(275,865)	135,619
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	407,012	(273,234)	133,778
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	30,614	(61,844)	(31,230)
Guatemala	Citibank, N.A.	18,256	1.00	(1)	9/20/20	1,602,423	(789,998)	812,425
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(2,298)	(9,072)	(11,370)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(2,298)	(10,376)	(12,674)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	(3,141)	(12,187)	(15,328)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	26,250	(77,872)	(51,622)
Lebanon	Citibank, N.A.	2,800	1.00	(1)	3/20/15	(1,313)	(4,537)	(5,850)
Lebanon	Citibank, N.A.	6,000	1.00	(1)	9/20/15	12,493	(75,689)	(63,196)
Lebanon	Citibank, N.A.	15,000	1.00	(1)	9/20/15	31,232	(175,739)	(144,507)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	(2,157)	(8,411)	(10,568)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	(4,126)	(15,997)	(20,123)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	8,020	(49,827)	(41,807)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	10,411	(58,685)	(48,274)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	23,363	(66,752)	(43,389)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	26,251	(76,950)	(50,699)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	43,576	(124,781)	(81,205)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	119,230	(357,876)	(238,646)
Lebanon	Deutsche Bank AG	6,100	1.00	(1)	3/20/15	(2,860)	(10,296)	(13,156)
Lebanon	Deutsche Bank AG	4,900	1.00	(1)	6/20/15	3,970	(24,662)	(20,692)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	6/20/15	4,050	(25,495)	(21,445)
Lebanon	Deutsche Bank AG	6,700	1.00	(1)	9/20/15	13,951	(70,006)	(56,055)
Lebanon	Deutsche Bank AG	3,085	1.00	(1)	12/20/15	16,196	(48,359)	(32,163)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	12/20/15	26,251	(78,793)	(52,542)
Lebanon	Deutsche Bank AG	6,890	1.00	(1)	12/20/15	36,174	(107,562)	(71,388)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	7,495	(42,253)	(34,758)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,404,853	(1,770,098)	(365,245)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(454,581)	331,122	(123,459)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(421,294)	283,828	(137,466)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	70,365	(102,703)	(32,338)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	JPMorgan Chase Bank, N.A.	$10,000	5.00	%(1)	12/20/17	$(587,455)	$123,543	$(463,912)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	489,286	(765,795)	(276,509)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	135,335	(222,181)	(86,846)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	144,009	(203,699)	(59,690)
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	239,437	(333,870)	(94,433)
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	496,226	(719,062)	(222,836)
Philippines	Bank of America, N.A.	9,300	1.00	(1)	9/20/15	(61,667)	(26,002)	(87,669)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(20,790)	(6,835)	(27,625)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(44,549)	(22,122)	(66,671)
Philippines	Citibank, N.A.	10,000	1.00	(1)	6/20/15	(44,548)	(24,006)	(68,554)
Philippines	Deutsche Bank AG	9,750	1.00	(1)	3/20/15	(22,200)	(7,928)	(30,128)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	6/20/15	(44,548)	(21,473)	(66,021)
Philippines	Deutsche Bank AG	9,500	1.00	(1)	9/20/15	(62,994)	(33,275)	(96,269)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	9/20/15	(66,309)	(34,316)	(100,625)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(22,769)	(8,688)	(31,457)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(44,549)	(21,737)	(66,286)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(47,742)	(19,327)	(67,069)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	6/20/15	(44,548)	(21,473)	(66,021)
Philippines	HSBC Bank USA, N.A.	4,400	1.00	(1)	9/20/15	(29,176)	(14,421)	(43,597)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(66,309)	(37,847)	(104,156)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(66,309)	(40,073)	(106,382)
Philippines	JPMorgan Chase Bank, N.A.	10,000	1.00	(1)	6/20/15	(44,549)	(23,339)	(67,888)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(66,309)	(37,261)	(103,570)
Poland	Bank of America, N.A.	8,500	1.00	(1)	9/20/19	(170,883)	132,233	(38,650)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(187,304)	151,188	(36,116)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(87,653)	71,747	(15,906)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(301,559)	246,883	(54,676)
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(19,199)	15,315	(3,884)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(21,552)	37,756	16,204
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(21,552)	35,569	14,017
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(184,694)	168,304	(16,390)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(51,957)	48,456	(3,501)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	25,496	34,542	60,038
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	199,256	11,906	211,162
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	79,803	26,708	106,511
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(21,590)	26,732	5,142
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(81,295)	131,745	50,450
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(49,408)	57,657	8,249
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(21,590)	25,195	3,605
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(30,080)	32,480	2,400
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(59,887)	54,433	(5,454)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	51,405	(11,234)	40,171
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	55,908	2,548	58,456
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(25,022)	25,499	477
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(20,544)	36,038	15,494
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(41,391)	54,015	12,624
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(25,208)	28,557	3,349
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(18,869)	17,582	(1,287)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(47,308)	45,474	(1,834)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	174,056	31,769	205,825
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	128,456	(28,446)	100,010
Russia	Deutsche Bank AG	41,153	1.00	(1)	6/20/18	6,386,992	(499,390)	5,887,602
Russia	Deutsche Bank AG	35,840	1.00	(1)	6/20/18	5,562,408	(429,618)	5,132,790
Russia	JPMorgan Chase Bank, N.A.	16,870	1.00	(1)	6/20/18	2,618,243	(205,172)	2,413,071
Russia	JPMorgan Chase Bank, N.A.	16,587	1.00	(1)	6/20/18	2,574,321	(196,531)	2,377,790
Russia	JPMorgan Chase Bank, N.A.	8,550	1.00	(1)	6/20/18	1,326,970	(93,828)	1,233,142
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(975,764)	949,245	(26,519)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	294,859	(142,706)	152,153

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$5,575	1.00	%(1)	9/20/20	$342,623	$(137,530)	$205,093
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,123,058	(385,136)	737,922
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	341,081	(128,300)	212,781
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,830,150	(1,583,727)	1,246,423
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	2,013,388	(1,247,771)	765,617
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,556,196	(920,823)	635,373
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,923,497	(1,499,837)	423,660
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	294,860	(164,963)	129,897
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	259,121	(102,532)	156,589
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	259,121	(116,776)	142,345
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	259,120	(167,051)	92,069
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	566,811	(489,068)	77,743
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	737,485	(528,643)	208,842
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	793,874	(271,237)	522,637
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	485,183	(175,701)	309,482
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,048,741	(702,127)	346,614
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	877,656	(630,219)	247,437
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,626,756	(1,101,460)	525,296
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,048,740	(721,400)	327,340
South Africa	Citibank, N.A.	3,910	1.00	(1)	12/20/19	183,000	(116,401)	66,599
South Africa	Citibank, N.A.	5,300	1.00	(1)	3/20/20	274,667	(169,623)	105,044
South Africa	Citibank, N.A.	4,600	1.00	(1)	3/20/20	238,391	(151,949)	86,442
South Africa	Citibank, N.A.	5,000	1.00	(1)	6/20/20	283,405	(177,871)	105,534
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	264,303	(114,691)	149,612
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	238,390	(125,850)	112,540
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	283,406	(179,879)	103,527
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	566,811	(477,392)	89,419
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,123,058	(409,481)	713,577
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	690,757	(325,293)	365,464
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	511,623	(196,032)	315,591
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	966,581	(782,605)	183,976
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	768,214	(400,535)	367,679
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	342,623	(136,287)	206,336
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	338,015	(163,300)	174,715
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	89,113	(43,093)	46,020
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	859,644	(306,094)	553,550
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,637,389	(1,274,340)	363,049
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,469,204	(1,138,545)	330,659
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,145,863	(416,248)	729,615
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	530,131	(195,698)	334,433
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,033,275	(779,342)	253,933
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	808,169	(614,237)	193,932
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	735,432	(536,770)	198,662
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	243,376	(161,426)	81,950
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	214,826	(171,006)	43,820
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	264,303	(112,674)	151,629
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	259,120	(114,417)	144,703
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	269,486	(164,442)	105,044
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	283,405	(173,847)	109,558
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	283,405	(246,475)	36,930
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	860,257	(571,412)	288,845
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	386,633	(236,705)	149,928
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	712,059	(532,615)	179,444
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(159,869)	(193,882)	(353,751)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(70,056)	(325,451)	(395,507)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(136,707)	(70,239)	(206,946)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(106,579)	(458,107)	(564,686)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(69,235)	(407,567)	(476,802)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(37,853)	(282,549)	(320,402)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Barclays Bank PLC	$44,330	1.00	%(1)	12/20/20	$(357,029)	$(2,705,257)	$(3,062,286)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(29,979)	(72,431)	(102,410)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(136,707)	(160,384)	(297,091)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(46,705)	(159,431)	(206,136)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(110,325)	(122,222)	(232,547)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(106,579)	(287,424)	(394,003)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(148,678)	(531,979)	(680,657)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(103,291)	(671,202)	(774,493)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(192,665)	(1,459,850)	(1,652,515)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(53,290)	(230,909)	(284,199)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(79,799)	(479,771)	(559,570)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(46,705)	(155,240)	(201,945)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(140,113)	(922,634)	(1,062,747)
Thailand	Bank of America, N.A.	4,000	1.00	(1)	9/20/15	(24,375)	(3,551)	(27,926)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(8,758)	—	(8,758)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(921)	—	(921)
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(30,469)	(6,206)	(36,675)
Thailand	Deutsche Bank AG	10,000	1.00	(1)	3/20/15	(21,659)	(2,134)	(23,793)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(28,641)	(3,888)	(32,529)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(54,845)	(7,451)	(62,296)
Thailand	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(60,939)	(8,279)	(69,218)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(30,469)	(4,136)	(34,605)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(30,469)	(5,913)	(36,382)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	201,291	(331,867)	(130,576)
Tunisia	Citibank, N.A.	3,990	1.00	(1)	9/20/17	114,246	(202,456)	(88,210)
Tunisia	Deutsche Bank AG	7,390	1.00	(1)	6/20/17	176,703	(294,312)	(117,609)
Tunisia	Deutsche Bank AG	13,700	1.00	(1)	6/20/17	327,582	(516,901)	(189,319)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	191,842	(286,356)	(94,514)
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	212,744	(334,243)	(121,499)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	191,842	(317,064)	(125,222)
Tunisia	JPMorgan Chase Bank, N.A.	8,770	1.00	(1)	9/20/17	251,112	(435,389)	(184,277)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	47,822	(79,595)	(31,773)
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	189,537	(336,426)	(146,889)

						$63,977,133	$(51,212,015)	$12,765,118

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $773,091,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	PLN	112,990	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/20/15	$(620,746)

						$(620,746)

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	CLF	864	CLP	21,245,858	6-month Sinacofi Chile Interbank Rate	1.10%	12/4/19	$249,779
Bank of America, N.A.	CLF	558	CLP	13,735,445	6-month Sinacofi Chile Interbank Rate	1.15	12/9/19	178,454
Bank of America, N.A.	CLF	279	CLP	6,862,859	6-month Sinacofi Chile Interbank Rate	1.23	12/9/19	134,841
Deutsche Bank AG	CLF	692	CLP	16,650,709	6-month Sinacofi Chile Interbank Rate	1.00	8/7/18	519,938
Deutsche Bank AG	CLF	721	CLP	17,345,119	6-month Sinacofi Chile Interbank Rate	0.95	8/8/18	486,711
Goldman Sachs International	CLF	194	CLP	4,703,503	6-month Sinacofi Chile Interbank Rate	1.17	10/20/19	167,862
Goldman Sachs International	CLF	283	CLP	6,784,401	6-month Sinacofi Chile Interbank Rate	1.21	10/29/19	242,646
Goldman Sachs International	CLF	93	CLP	2,263,476	6-month Sinacofi Chile Interbank Rate	1.21	10/30/19	80,168
Goldman Sachs International	CLF	388	CLP	9,531,034	6-month Sinacofi Chile Interbank Rate	1.09	11/3/19	105,203
Goldman Sachs International	CLF	93	CLP	2,266,970	6-month Sinacofi Chile Interbank Rate	1.21	11/5/19	75,581
Goldman Sachs International	CLF	279	CLP	6,802,682	6-month Sinacofi Chile Interbank Rate	1.21	11/6/19	224,451
Goldman Sachs International	CLF	186	CLP	4,536,296	6-month Sinacofi Chile Interbank Rate	1.22	11/7/19	151,711
Goldman Sachs International	CLF	372	CLP	9,072,568	6-month Sinacofi Chile Interbank Rate	1.23	11/7/19	310,605
Goldman Sachs International	CLF	186	CLP	4,544,654	6-month Sinacofi Chile Interbank Rate	1.26	11/13/19	154,749
Goldman Sachs International	CLF	297	CLP	7,015,615	6-month Sinacofi Chile Interbank Rate	1.29	11/17/19	242,403
Goldman Sachs International	CLF	97	CLP	2,372,500	6-month Sinacofi Chile Interbank Rate	1.17	11/20/19	56,228
Goldman Sachs International	CLF	194	CLP	4,746,600	6-month Sinacofi Chile Interbank Rate	1.11	11/21/19	87,860
Goldman Sachs International	CLF	287	CLP	7,034,253	6-month Sinacofi Chile Interbank Rate	1.03	11/25/19	72,990
Goldman Sachs International	CLF	194	CLP	4,754,477	6-month Sinacofi Chile Interbank Rate	1.01	11/26/19	39,684
Goldman Sachs International	CLF	147	CLP	3,615,652	6-month Sinacofi Chile Interbank Rate	1.17	12/9/19	54,053

								$3,635,917

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	TRY	26,000	$14,619	3-month USD- LIBOR-BBA	6.97%	8/18/21	$4,062,085
Barclays Bank PLC	TRY	60,000	40,080	3-month USD- LIBOR-BBA	8.25	8/11/20	13,938,474
Barclays Bank PLC	TRY	25,350	16,650	3-month USD- LIBOR-BBA	8.32	8/16/20	5,581,836
Citibank, N.A.	TRY	25,000	16,700	3-month USD- LIBOR-BBA	8.20	8/11/20	5,832,953
Citibank, N.A.	TRY	3,909	2,449	3-month USD- LIBOR-BBA	8.23	2/25/21	676,185
Deutsche Bank AG	TRY	22,254	14,861	3-month USD- LIBOR-BBA	8.26	8/11/20	5,160,237
Deutsche Bank AG	TRY	14,321	8,996	3-month USD- LIBOR-BBA	8.20	2/24/21	2,508,824
JPMorgan Chase Bank, N.A.	TRY	27,000	18,012	3-month USD- LIBOR-BBA	8.29	8/11/20	6,226,347
JPMorgan Chase Bank, N.A.	TRY	20,000	13,333	3-month USD- LIBOR-BBA	8.36	8/11/20	4,574,871
JPMorgan Chase Bank, N.A.	TRY	10,000	5,610	3-month USD- LIBOR-BBA	6.96	8/18/21	1,552,015

							$50,113,827

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	$24,435	TRY	52,047	3-month USD- LIBOR-BBA	10.76%	4/8/16	$(227,590)

							$(227,590)

							Net Unrealized Appreciation (Depreciation)
							$53,522,154

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	959	AUD —	CAD —	CNH 1,925,000	EUR 134,142	GBP 57,668	JPY 14,321,055	$ 23,707,575
Options written	229	112,601	111,400	—	130,872	—	5,151,960	25,610,438

Outstanding, end of period	1,188	AUD 112,601	CAD 111,400	CNH 1,925,000	EUR 265,014	GBP 57,668	JPY 19,473,015	$ 49,318,013

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$11,128,988	$—

Total		$11,128,988	$—

Credit	Credit Default Swaps	$73,073,508	$(28,222,398)

Total		$73,073,508	$(28,222,398)

Equity Price	Futures Contracts*	$—	$(1,927,733)
Equity Price	Options Purchased	6,785,725	—
Equity Price	Options Written	—	(4,875,898)
Equity Price	Total Return Swaps	—	(620,746)

Total		$6,785,725	$(7,424,377)

Foreign Exchange	Currency Options Purchased	$116,225,485	$—
Foreign Exchange	Currency Options Written	—	(92,812,558)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	174,631,118	(54,063,936)

Total		$290,856,603	$(146,876,494)

Interest Rate	Cross-Currency Swaps	$53,749,744	$(227,590)
Interest Rate	Futures Contracts*	—	(40,147,456)
Interest Rate	Interest Rate Swaps	24,014,072	(19,214,107)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	4,833,919	(10,193,810)
Interest Rate	Non-deliverable Bond Forward Contracts	2,808,591	—

Total		$85,406,326	$(69,782,963)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2015 was as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid(Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/25/14	On Demand	(1.85)%	$2,028,295	$2,028,295
Barclays Bank PLC	9/8/14	On Demand	(1.85)	2,637,165	2,637,165
Barclays Bank PLC	11/20/14	On Demand	(2.50)	11,109,883	11,109,883
Citibank, N.A.	12/11/14	On Demand	(1.00)	7,219,417	7,219,417
Citibank, N.A.	12/16/14	On Demand	(1.00)	1,342,065	1,342,065
JPMorgan Chase Bank, N.A.	1/8/15	On Demand	(3.00)	6,617,531	6,617,531
JPMorgan Chase Bank, N.A.	1/22/15	On Demand	(0.75)	1,469,595	1,469,595
JPMorgan Chase Bank, N.A.	1/22/15	On Demand	(2.00)	14,819,379	14,819,379
JPMorgan Chase Bank, N.A.	1/28/15	On Demand	(1.50)	15,158,145	15,158,145

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,649,640,225

Gross unrealized appreciation	$180,470,574
Gross unrealized depreciation	(317,734,464)

Net unrealized depreciation	$(137,263,890)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Foreign Government Bonds	$—	$2,683,633,842		$—	$2,683,633,842
Foreign Corporate Bonds	—	97,808,721		—	97,808,721
Senior Floating-Rate Interests	—	19,325,568		—	19,325,568
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		10,974,433	10,974,433
Corporate Bonds & Notes	—	618,712		—	618,712
Collateralized Mortgage Obligations	—	56,283,202		—	56,283,202
Mortgage Pass-Throughs	—	630,168,776		—	630,168,776
U.S. Treasury Obligations	—	32,190,808		—	32,190,808
Common Stocks	9,114,948	44,689,370	*	—	53,804,318
Investment Funds	—	12,393,040		—	12,393,040
Precious Metals	31,002,132	—		—	31,002,132

Asset Description	Level 1	Level 2	Level 3	Total
Rights	$1,138,434	$—	$—	$1,138,434
Currency Put Options Purchased	—	116,225,485	—	116,225,485
Call Options Purchased	—	6,418,594	—	6,418,594
Put Options Purchased	—	367,131	—	367,131
Short-Term Investments -
Foreign Government Securities	—	454,582,668	—	454,582,668
U.S. Treasury Obligations	—	25,649,972	—	25,649,972
Repurchase Agreements	—	20,201,724	—	20,201,724
Other	—	239,636,030	—	239,636,030
Total Investments	$41,255,514	$4,440,193,643	$10,974,433	$4,492,423,590
Forward Foreign Currency Exchange Contracts	$—	$174,631,118	$—	$174,631,118
Non-deliverable Bond Forward Contracts	—	2,808,591	—	2,808,591
Futures Contracts	11,128,988	—	—	11,128,988
Swap Contracts	—	155,671,243	—	155,671,243
Total	$52,384,502	$4,773,304,595	$10,974,433	$4,836,663,530

Liability Description
Currency Put Options Written	$—	$(92,812,558)	$—	$(92,812,558)
Call Options Written	—	(4,508,767)	—	(4,508,767)
Put Options Written	—	(367,131)	—	(367,131)
Securities Sold Short	—	(19,835,732)	—	(19,835,732)
Forward Foreign Currency Exchange Contracts	—	(54,063,936)	—	(54,063,936)
Futures Contracts	(40,147,456)	(1,927,733)	—	(42,075,189)
Swap Contracts	—	(58,478,651)	—	(58,478,651)
Total	$(40,147,456)	$(231,994,508)	$—	$(272,141,964)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

Forward Foreign Currency Exchange Contracts and Non-deliverable Bond Forward Contracts. The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015